ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)
	Shares	Value
Common Stocks (99.51%)
Aerospace & Defense (0.23%)
Axon Enterprise Inc.(a)	1,500	$ 387,495
Boeing Co., The(a)	1,800	469,188
Lockheed Martin Corp.	34,000	15,410,160
		16,266,843
Apparel & Textile Products (0.26%)
Carter's Inc.	144,800	10,844,072
NIKE Inc., Class B	700	75,999
Tapestry Inc.	196,300	7,225,803
VF Corp.	100	1,880
		18,147,754
Asset Management (0.64%)
BlackRock Inc.	23,800	19,320,840
Charles Schwab Corp., The	100	6,880
Franklin Resources Inc.	100	2,979
Invesco Ltd.	618,100	11,026,904
Janus Henderson Group PLC	75,500	2,276,325
Voya Financial Inc.	161,100	11,753,856
		44,387,784
Automotive (1.12%)
Tesla Inc.(a)	314,100	78,047,568
Banking (1.65%)
Citigroup Inc.	24,700	1,270,568
Citizens Financial Group Inc.	100	3,314
Comerica Inc.	100	5,581
Fifth Third Bancorp	12,000	413,880
Huntington Bancshares Inc.	100	1,272
JPMorgan Chase & Co.	170,900	29,070,090
KeyCorp	103,600	1,491,840
M&T Bank Corp.	62,000	8,498,960
Regions Financial Corp.	100	1,938
Truist Financial Corp.	4,300	158,756
US Bancorp	10,000	432,800
Wells Fargo & Co.	1,496,000	73,633,120
Zions Bancorp NA	100	4,387
		114,986,506
Beverages (1.70%)
Coca-Cola Co., The	819,200	48,275,456
PepsiCo Inc.	412,400	70,042,016
		118,317,472
Biotechnology & Pharmaceuticals (14.15%)
AbbVie Inc.	621,800	96,360,346
Amgen Inc.	107,885	31,073,038
Bristol-Myers Squibb Co.	25,300	1,298,143
Eli Lilly & Co.	389,500	227,047,340
Gilead Sciences Inc.	195,500	15,837,455
Johnson & Johnson	2,303,620	361,069,399
Merck & Co. Inc.	216,250	23,575,575
Moderna Inc.(a)	100	9,945
Pfizer Inc.	2,183,432	62,861,007
Regeneron Pharmaceuticals Inc.(a)	16,900	14,843,101
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Vertex Pharmaceuticals Inc.(a)	31,300	$ 12,735,657
Zoetis Inc.	705,396	139,224,008
		985,935,014
Cable & Satellite (0.19%)
Comcast Corp., Class A	84,300	3,696,555
Sirius XM Holdings Inc.	1,756,100	9,605,867
		13,302,422
Chemicals (4.45%)
Air Products and Chemicals Inc.	829,800	227,199,240
Avery Dennison Corp.	62,200	12,574,352
International Flavors & Fragrances Inc.	524,541	42,472,085
Linde PLC	67,400	27,681,854
		309,927,531
Commercial Support Services (0.55%)
Cintas Corp.	20,100	12,113,466
H&R Block Inc.	547,700	26,492,249
		38,605,715
Construction Materials (3.39%)
Vulcan Materials Co.	1,038,900	235,840,689
Consumer Services (0.16%)
Grand Canyon Education Inc.(a)	84,000	11,091,360
Containers & Packaging (0.79%)
AptarGroup Inc.	409,497	50,622,019
Packaging Corp of America	28,600	4,659,226
		55,281,245
Diversified Industrials (3.12%)
3M Co.	91,900	10,046,508
Emerson Electric Co.	126,400	12,302,512
Honeywell International Inc.	116,300	24,389,273
Illinois Tool Works Inc.	652,300	170,863,462
		217,601,755
E-Commerce Discretionary (1.24%)
Amazon.com Inc.(a)	561,300	85,283,922
eBay Inc.	100	4,362
Etsy Inc.(a)	13,700	1,110,385
		86,398,669
Electric Utilities (0.97%)
AES Corp., The	22,700	436,975
Clearway Energy Inc., Class C	555,500	15,237,365
Consolidated Edison Inc.	135,400	12,317,338
Constellation Energy Corp.	94,300	11,022,727
Evergy Inc.	101,900	5,319,180
OGE Energy Corp.	325,500	11,369,715
Public Service Enterprise Group Inc.	197,400	12,071,010
		67,774,310

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electrical Equipment (0.30%)
AMETEK Inc.	36,000	$ 5,936,040
Generac Holdings Inc.(a)	3,500	452,340
Otis Worldwide Corp.	164,900	14,753,603
		21,141,983
Entertainment Content (3.52%)
Electronic Arts Inc.	66,600	9,111,546
Paramount Global, Class B	27,800	411,162
Walt Disney Co., The	2,609,440	235,606,338
Warner Bros Discovery Inc.(a)	100	1,138
		245,130,184
Food (1.16%)
General Mills Inc.	33,900	2,208,246
Hershey Co., The	44,700	8,333,868
Kellanova	206,300	11,534,233
McCormick & Co. Inc.	856,600	58,608,572
WK Kellogg Co.	11,250	147,825
		80,832,744
Gas & Water Utilities (0.23%)
National Fuel Gas Co.	46,900	2,352,973
UGI Corp.	549,500	13,517,700
		15,870,673
Health Care Facilities & Services (1.07%)
Cardinal Health Inc.	114,700	11,561,760
Cencora Inc.	18,900	3,881,682
Chemed Corp.	18,700	10,934,825
Cigna Group, The	11,200	3,353,840
Elevance Health Inc.	16,800	7,922,208
Encompass Health Corp.	42,200	2,815,584
Humana Inc.	600	274,686
Laboratory Corp of America Holdings	47,700	10,841,733
McKesson Corp.	22,600	10,463,348
UnitedHealth Group Inc.	23,500	12,372,045
		74,421,711
Home & Office Products (1.10%)
HNI Corp.	1,439,200	60,201,736
Scotts Miracle-Gro Co., The	255,800	16,307,250
		76,508,986
Household Products (2.33%)
Clorox Co., The	6,000	855,540
Colgate-Palmolive Co.	367,600	29,301,396
Kenvue Inc.	1,427,196	30,727,530
Procter & Gamble Co., The	691,555	101,340,470
		162,224,936
Institutional Financial Services (0.52%)
CME Group Inc.	64,900	13,667,940
Goldman Sachs Group Inc., The	3,500	1,350,195
Intercontinental Exchange Inc.	85,300	10,955,079
Jefferies Financial Group Inc.	99,300	4,012,713
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (Cont.)
Morgan Stanley	7,200	$ 671,400
Northern Trust Corp.	20,600	1,738,228
Virtu Financial Inc., Class A, Class A	194,000	3,930,440
		36,325,995
Insurance (1.08%)
Allstate Corp., The	28,700	4,017,426
Assurant Inc.	73,000	12,299,770
Berkshire Hathaway Inc., Class B(a)	6,500	2,318,290
Equitable Holdings Inc.	245,800	8,185,140
Hartford Financial Services Group Inc., The	101,700	8,174,646
Lincoln National Corp.	529,400	14,277,918
Loews Corp.	138,000	9,603,420
Old Republic International Corp.	205,500	6,041,700
Willis Towers Watson PLC	41,400	9,985,680
		74,903,990
Internet Media & Services (4.64%)
Airbnb Inc., Class A(a)	100	13,614
Alphabet Inc., Class A(a)	1,512,900	211,337,001
Alphabet Inc., Class C(a)	118,320	16,674,838
Booking Holdings Inc.(a)	400	1,418,888
Expedia Group Inc.(a)	3,300	500,907
Match Group Inc.(a)	100	3,650
Meta Platforms Inc., Class A(a)	169,270	59,914,809
Netflix Inc.(a)	68,200	33,205,216
		323,068,923
Leisure Facilities & Services (1.25%)
Caesars Entertainment Inc.(a)	23,900	1,120,432
Carnival Corp.(a)	111,600	2,069,064
Domino's Pizza Inc.	20,200	8,327,046
Las Vegas Sands Corp.	100	4,921
McDonald's Corp.	96,600	28,642,866
MGM Resorts International(a)	27,600	1,233,168
Norwegian Cruise Line Holdings Ltd.(a)	100	2,004
Royal Caribbean Cruises Ltd.(a)	40,800	5,283,192
Starbucks Corp.	277,600	26,652,376
TKO Group Holdings Inc.	83,000	6,771,140
Travel + Leisure Co.	138,700	5,421,783
Wyndham Hotels & Resorts Inc.	4,200	337,722
Wynn Resorts Ltd.	14,600	1,330,206
		87,195,920
Machinery (3.79%)
Caterpillar Inc.	892,321	263,832,550
Medical Equipment & Devices (2.22%)
Abbott Laboratories	693,800	76,366,566
Agilent Technologies Inc.	548,071	76,198,311
Align Technology Inc.(a)	100	27,400
Danaher Corp.	3,300	763,422
Dexcom Inc.(a)	3,700	459,133

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Medical Equipment & Devices (Cont.)
Illumina Inc.(a)	100	$ 13,924
Insulet Corp.(a)	2,200	477,356
		154,306,112
Metals & Mining (0.51%)
Rio Tinto PLC Sponsored ADR	479,900	35,733,354
Oil & Gas Producers (3.04%)
APA Corp.	188,200	6,752,616
Cheniere Energy Inc.	35,500	6,060,205
Chevron Corp.	929,100	138,584,556
ConocoPhillips	26,000	3,017,820
Devon Energy Corp.	40,600	1,839,180
Diamondback Energy Inc.	24,200	3,752,936
EOG Resources Inc.	100	12,095
EQT Corp.	100	3,866
Exxon Mobil Corp.	275,500	27,544,490
Marathon Oil Corp.	104,600	2,527,136
Murphy USA Inc.	2,200	784,432
Occidental Petroleum Corp.	195,700	11,685,247
Targa Resources Corp.	108,200	9,399,334
		211,963,913
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	3,418
Halliburton Co.	1,400	50,610
		54,028
Publishing & Broadcasting (0.15%)
Nexstar Media Group Inc.	68,200	10,690,350
Real Estate Investment Trusts (1.33%)
Alexandria Real Estate Equities Inc.	100	12,677
AvalonBay Communities Inc.	42,900	8,031,738
Brixmor Property Group Inc.	162,700	3,786,029
CubeSmart	352,200	16,324,470
Healthpeak Properties Inc.	532,100	10,535,580
Highwoods Properties Inc.	180,400	4,141,984
Iron Mountain Inc.	129,400	9,055,412
Lamar Advertising Co., Class A	113,000	12,009,640
Mid-America Apartment Communities Inc.	23,200	3,119,472
Prologis Inc.	6,400	853,120
Public Storage	21,900	6,679,500
Simon Property Group Inc.	125,900	17,958,376
		92,507,998
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	13,214
SolarEdge Technologies Inc.(a)	100	9,360
		22,574
Retail - Consumer Staples (2.89%)
Costco Wholesale Corp.	45,100	29,769,608
	Shares	Value
Common Stocks (Cont.)
Retail - Consumer Staples (Cont.)
Dollar General Corp.	100	$ 13,595
Walmart Inc.	1,088,600	171,617,790
		201,400,993
Retail - Discretionary (1.22%)
AutoZone Inc.(a)	4,700	12,152,367
Bath & Body Works Inc.	149,800	6,465,368
Best Buy Co. Inc.	29,100	2,277,948
Dick's Sporting Goods Inc.	7,400	1,087,430
Home Depot Inc., The	94,647	32,799,918
O'Reilly Automotive Inc.(a)	14,600	13,871,168
TJX Cos. Inc., The	9,700	909,957
Williams-Sonoma Inc.	78,000	15,738,840
		85,302,996
Semiconductors (7.70%)
Advanced Micro Devices Inc.(a)	79,000	11,645,390
Analog Devices Inc.	43,900	8,716,784
Applied Materials Inc.	6,300	1,021,041
ASML Holding NV NY Reg. Shares	334,633	253,290,410
Broadcom Inc.	38,200	42,640,750
KLA Corp.	33,000	19,182,900
Lam Research Corp.	14,600	11,435,596
Microchip Technology Inc.	80,000	7,214,400
NVIDIA Corp.	348,900	172,782,258
QUALCOMM Inc.	4,300	621,909
Skyworks Solutions Inc.	19,000	2,135,980
Texas Instruments Inc.	31,726	5,408,014
		536,095,432
Software (4.61%)
Adobe Inc.(a)	10,016	5,975,545
Bentley Systems Inc., Class B	273,700	14,281,666
Ceridian HCM Holding Inc.(a)	100	6,712
Fortinet Inc.(a)	100	5,853
Gen Digital Inc.	18,500	422,170
Intuit Inc.	45,300	28,313,859
Microsoft Corp.	701,169	263,667,591
Oracle Corp.	3,000	316,290
Palo Alto Networks Inc.(a)	7,200	2,123,136
Paycom Software Inc.	100	20,672
Salesforce Inc.(a)	1,500	394,710
ServiceNow Inc.(a)	500	353,245
Tyler Technologies Inc.(a)	12,100	5,059,252
		320,940,701
Specialty Finance (0.70%)
AGNC Investment Corp.	847,900	8,317,899
Ally Financial Inc.	6,500	226,980
MGIC Investment Corp.	567,200	10,941,288
OneMain Holdings Inc.	253,200	12,457,440
Starwood Property Trust Inc.	677,400	14,238,948
UWM Holdings Corp.	367,719	2,629,191
		48,811,746

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Steel (1.17%)
Nucor Corp.	467,100	$ 81,294,084
Technology Hardware (13.10%)
Apple Inc.	4,342,868	836,132,376
Cisco Systems Inc.	73,000	3,687,960
Corning Inc.	1,284,600	39,116,070
HP Inc.	308,700	9,288,783
Motorola Solutions Inc.	38,000	11,897,420
Teledyne Technologies Inc.(a)	27,600	12,317,604
		912,440,213
Technology Services (1.74%)
Accenture PLC, Class A	79,400	27,862,254
Amdocs Ltd.	137,800	12,111,242
Automatic Data Processing Inc.	112,200	26,139,234
CDW Corp.	14,200	3,227,944
DXC Technology Co.(a)	100	2,287
EPAM Systems Inc.(a)	1,500	446,010
Fair Isaac Corp.(a)	300	349,203
Fidelity National Information Services Inc.	91,700	5,508,419
Global Payments Inc.	100	12,700
MarketAxess Holdings Inc.	100	29,285
Mastercard Inc., Class A	6,964	2,970,216
Paychex Inc.	17,500	2,084,425
PayPal Holdings Inc.(a)	100	6,141
Science Applications International Corp.	9,600	1,193,472
Verisk Analytics Inc.	49,700	11,871,342
Visa Inc., Class A	24,912	6,485,839
Western Union Co., The	1,782,200	21,243,824
		121,543,837
Telecommunications (0.04%)
Iridium Communications Inc.	68,600	2,823,576
Tobacco & Cannabis (0.13%)
Altria Group Inc.	164,300	6,627,862
Philip Morris International Inc.	24,900	2,342,592
		8,970,454
Transportation & Logistics (0.53%)
American Airlines Group Inc.(a)	100	1,374
Delta Air Lines Inc.	100	4,023
Expeditors International of Washington Inc.	75,300	9,578,160
Landstar System Inc.	61,000	11,812,650
Norfolk Southern Corp.	35,900	8,486,042
Ryder System Inc.	31,000	3,566,860
Union Pacific Corp.	13,200	3,242,184
United Airlines Holdings Inc.(a)	100	4,126
United Parcel Service Inc., Class B	800	125,784
		36,821,203
	Shares	Value
Common Stocks (Cont.)
Wholesale - Consumer Staples (2.83%)
Archer-Daniels-Midland Co.	2,733,954	$ 197,446,158
Total Common Stocks (cost $1,995,506,794)		6,932,540,954
	Principal amount	Value
U.S. Treasury Obligations (0.00%)
U.S. Treasury Bill 5.310%, 04/11/2024(b),(c)	$ 250,000	$ 246,399
Total U.S. Treasury Obligations (cost $246,275)		246,399
	Shares	Value
Short-term Investments (0.44%)
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(d)	30,863,470	30,863,470
Total Short-term Investments (cost $30,863,470)		30,863,470
TOTAL INVESTMENTS (99.95%) (cost $2,026,616,539)		6,963,650,823
OTHER ASSETS, NET OF LIABILITIES (0.05%)		3,239,483
NET ASSETS (100.00%)		$6,966,890,306
(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of December 31, 2023.
PLC	Public Limited Company
ADR	American Depositary Receipt
At December 31, 2023, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	20	3/15/2024	USD	4,820,000	$178,291

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)
	Shares	Value
Common Stocks (70.49%)
Aerospace & Defense (0.14%)
Axon Enterprise Inc.(a)	400	$ 103,332
Lockheed Martin Corp.	6,800	3,082,032
		3,185,364
Apparel & Textile Products (0.12%)
NIKE Inc., Class B	2,500	271,425
Tapestry Inc.	67,400	2,480,994
		2,752,419
Asset Management (0.29%)
BlackRock Inc.	5,300	4,302,540
Charles Schwab Corp., The	100	6,880
Voya Financial Inc.	32,700	2,385,792
		6,695,212
Automotive (0.65%)
Tesla Inc.(a)	59,300	14,734,864
Banking (1.75%)
Citigroup Inc.	5,600	288,064
Comerica Inc.	300	16,743
JPMorgan Chase & Co.	39,700	6,752,970
M&T Bank Corp.	19,000	2,604,520
Wells Fargo & Co.	614,100	30,226,002
		39,888,299
Beverages (0.80%)
Coca-Cola Co., The	177,257	10,445,755
PepsiCo Inc.	46,400	7,880,576
		18,326,331
Biotechnology & Pharmaceuticals (10.44%)
AbbVie Inc.	50,700	7,856,979
Amgen Inc.	54,650	15,740,293
Eli Lilly & Co.	121,900	71,057,948
Gilead Sciences Inc.	35,400	2,867,754
Johnson & Johnson	391,909	61,427,817
Merck & Co. Inc.	71,600	7,805,832
Moderna Inc.(a)	100	9,945
Pfizer Inc.	689,640	19,854,735
Regeneron Pharmaceuticals Inc.(a)	3,700	3,249,673
Vertex Pharmaceuticals Inc.(a)	7,400	3,010,986
Zoetis Inc.	229,295	45,255,954
		238,137,916
Cable & Satellite (0.13%)
Comcast Corp., Class A	14,800	648,980
DISH Network Corp., Class A(a)	100	577
Sirius XM Holdings Inc.	417,200	2,282,084
		2,931,641
Chemicals (3.61%)
Air Products and Chemicals Inc.	229,900	62,946,620
Avery Dennison Corp.	15,100	3,052,616
Dow Inc.	3,370	184,811
	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
International Flavors & Fragrances Inc.	119,888	$ 9,707,331
Linde PLC	15,600	6,407,076
		82,298,454
Commercial Support Services (0.17%)
Cintas Corp.	4,500	2,711,970
H&R Block Inc.	25,300	1,223,761
		3,935,731
Construction Materials (1.59%)
Vulcan Materials Co.	160,000	36,321,600
Consumer Services (0.12%)
Grand Canyon Education Inc.(a)	20,000	2,640,800
Containers & Packaging (0.60%)
AptarGroup Inc.	104,500	12,918,290
Packaging Corp of America	5,500	896,005
		13,814,295
Diversified Industrials (2.23%)
3M Co.	53,000	5,793,960
Emerson Electric Co.	62,400	6,073,392
Honeywell International Inc.	23,500	4,928,185
Illinois Tool Works Inc.	130,400	34,156,976
		50,952,513
E-Commerce Discretionary (0.74%)
Amazon.com Inc.(a)	110,800	16,834,952
eBay Inc.	100	4,362
Etsy Inc.(a)	100	8,105
		16,847,419
Electric Utilities (0.62%)
Clearway Energy Inc., Class C	74,300	2,038,049
Consolidated Edison Inc.	28,400	2,583,548
Constellation Energy Corp.	24,800	2,898,872
Duke Energy Corp.	100	9,704
Evergy Inc.	31,900	1,665,180
OGE Energy Corp.	75,000	2,619,750
Public Service Enterprise Group Inc.	38,200	2,335,930
		14,151,033
Electrical Equipment (0.07%)
AMETEK Inc.	8,600	1,418,054
Generac Holdings Inc.(a)	900	116,316
		1,534,370
Entertainment Content (3.57%)
Electronic Arts Inc.	13,800	1,887,978
Paramount Global, Class B	6,400	94,656
Take-Two Interactive Software Inc.(a)	100	16,095

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Entertainment Content (Cont.)
Walt Disney Co., The	879,595	$ 79,418,633
Warner Bros Discovery Inc.(a)	100	1,138
		81,418,500
Food (0.39%)
General Mills Inc.	12,800	833,792
Hershey Co., The	7,400	1,379,656
Kellanova	113,300	6,334,603
Nestle SA Sponsored ADR	100	11,563
WK Kellogg Co.	24,800	325,872
		8,885,486
Gas & Water Utilities (0.02%)
National Fuel Gas Co.	11,000	551,870
Health Care Facilities & Services (0.58%)
Chemed Corp.	4,700	2,748,325
Cigna Group, The	2,400	718,680
Elevance Health Inc.	3,400	1,603,304
Encompass Health Corp.	7,900	527,088
Humana Inc.	300	137,343
Laboratory Corp of America Holdings	9,700	2,204,713
McKesson Corp.	5,800	2,685,284
UnitedHealth Group Inc.	5,100	2,684,997
		13,309,734
Home & Office Products (0.47%)
HNI Corp.	160,000	6,692,800
Scotts Miracle-Gro Co., The	61,800	3,939,750
		10,632,550
Household Products (3.17%)
Clorox Co., The	700	99,813
Kenvue Inc.	205,557	4,425,642
Procter & Gamble Co., The	462,000	67,701,480
		72,226,935
Institutional Financial Services (0.29%)
CME Group Inc.	15,400	3,243,240
Goldman Sachs Group Inc., The	800	308,616
Intercontinental Exchange Inc.	21,300	2,735,559
Morgan Stanley	1,700	158,525
Northern Trust Corp.	3,400	286,892
		6,732,832
Insurance (0.63%)
Allstate Corp., The	6,700	937,866
Assurant Inc.	15,700	2,645,293
Berkshire Hathaway Inc., Class B(a)	1,700	606,322
Hartford Financial Services Group Inc., The	23,500	1,888,930
Lincoln National Corp.	104,600	2,821,062
Loews Corp.	29,500	2,052,905
	Shares	Value
Common Stocks (Cont.)
Insurance (Cont.)
Old Republic International Corp.	48,400	$ 1,422,960
Willis Towers Watson PLC	8,200	1,977,840
		14,353,178
Internet Media & Services (4.01%)
Airbnb Inc., Class A(a)	100	13,614
Alphabet Inc., Class A(a)	429,040	59,932,598
Alphabet Inc., Class C(a)	71,280	10,045,490
Expedia Group Inc.(a)	800	121,432
Match Group Inc.(a)	100	3,650
Meta Platforms Inc., Class A(a)	58,930	20,858,863
Netflix Inc.(a)	1,100	535,568
		91,511,215
Leisure Facilities & Services (0.46%)
Caesars Entertainment Inc.(a)	100	4,688
Carnival Corp.(a)	100	1,854
Domino's Pizza Inc.	2,000	824,460
McDonald's Corp.	22,800	6,760,428
MGM Resorts International(a)	100	4,468
Norwegian Cruise Line Holdings Ltd.(a)	100	2,004
Royal Caribbean Cruises Ltd.(a)	100	12,949
Starbucks Corp.	27,400	2,630,674
Travel + Leisure Co.	4,700	183,723
Wynn Resorts Ltd.	100	9,111
		10,434,359
Machinery (4.25%)
Caterpillar Inc.	264,300	78,145,581
Deere & Co.	41,002	16,395,470
Donaldson Co. Inc.	36,517	2,386,386
		96,927,437
Medical Equipment & Devices (1.37%)
Abbott Laboratories	101,075	11,125,325
Agilent Technologies Inc.	143,587	19,962,901
Align Technology Inc.(a)	100	27,400
Dexcom Inc.(a)	900	111,681
Insulet Corp.(a)	500	108,490
		31,335,797
Metals & Mining (0.48%)
Rio Tinto PLC Sponsored ADR	146,300	10,893,498
Oil & Gas Producers (2.46%)
APA Corp.	100	3,588
Cheniere Energy Inc.	8,200	1,399,822
Chevron Corp.	274,000	40,869,840
ConocoPhillips	1,100	127,677
Exxon Mobil Corp.	136,000	13,597,280
Murphy USA Inc.	500	178,280
Occidental Petroleum Corp.	100	5,971
Pioneer Natural Resources Co.	200	44,976
		56,227,434

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Publishing & Broadcasting (0.00%)
Nexstar Media Group Inc.	600	$ 94,050
Real Estate Investment Trusts (0.72%)
AvalonBay Communities Inc.	10,400	1,947,088
CubeSmart	52,400	2,428,740
Healthpeak Properties Inc.	114,000	2,257,200
Highwoods Properties Inc.	76,300	1,751,848
Mid-America Apartment Communities Inc.	17,400	2,339,604
Public Storage	4,300	1,311,500
Simon Property Group Inc.	30,300	4,321,992
		16,357,972
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	13,214
First Solar Inc.(a)	100	17,228
SolarEdge Technologies Inc.(a)	100	9,360
		39,802
Retail - Consumer Staples (0.95%)
Costco Wholesale Corp.	10,000	6,600,800
Walmart Inc.	95,200	15,008,280
		21,609,080
Retail - Discretionary (0.73%)
AutoZone Inc.(a)	1,100	2,844,171
Bath & Body Works Inc.	36,300	1,566,708
Home Depot Inc., The	20,160	6,986,448
O'Reilly Automotive Inc.(a)	3,700	3,515,296
TJX Cos. Inc., The	2,400	225,144
Williams-Sonoma Inc.	7,200	1,452,816
		16,590,583
Semiconductors (3.05%)
Advanced Micro Devices Inc.(a)	33,200	4,894,012
Analog Devices Inc.	11,000	2,184,160
Applied Materials Inc.	1,300	210,691
ASML Holding NV NY Reg. Shares	13,721	10,385,699
Broadcom Inc.	11,200	12,502,000
Intel Corp.	2,000	100,500
KLA Corp.	200	116,260
Lam Research Corp.	200	156,652
Microchip Technology Inc.	100	9,018
Micron Technology Inc.	100	8,534
Monolithic Power Systems Inc.	200	126,156
NVIDIA Corp.	77,500	38,379,550
NXP Semiconductors NV	100	22,968
ON Semiconductor Corp.(a)	100	8,353
Qorvo Inc.(a)	100	11,261
QUALCOMM Inc.	2,300	332,649
Skyworks Solutions Inc.	600	67,452
		69,515,915
Software (3.05%)
Adobe Inc.(a)	1,800	1,073,880
Autodesk Inc.(a)	100	24,348
	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Bentley Systems Inc., Class B	41,800	$ 2,181,124
Ceridian HCM Holding Inc.(a)	100	6,712
Fortinet Inc.(a)	100	5,853
Intuit Inc.	9,700	6,062,791
Microsoft Corp.	156,421	58,820,553
Oracle Corp.	100	10,543
Palo Alto Networks Inc.(a)	200	58,976
Salesforce Inc.(a)	100	26,314
ServiceNow Inc.(a)	100	70,649
Synopsys Inc.(a)	100	51,491
Tyler Technologies Inc.(a)	2,800	1,170,736
		69,563,970
Specialty Finance (0.48%)
AGNC Investment Corp.	334,800	3,284,388
GATX Corp.	4,200	504,924
MGIC Investment Corp.	146,600	2,827,914
OneMain Holdings Inc.	5,500	270,600
Starwood Property Trust Inc.	163,900	3,445,178
UWM Holdings Corp.	85,270	609,680
		10,942,684
Steel (2.77%)
Nucor Corp.	362,600	63,106,904
Technology Hardware (9.13%)
Apple Inc.	1,000,304	192,588,529
Corning Inc.	335,292	10,209,642
Motorola Solutions Inc.	8,400	2,629,956
Teledyne Technologies Inc.(a)	6,700	2,990,143
		208,418,270
Technology Services (1.18%)
Accenture PLC, Class A	18,700	6,562,017
Amdocs Ltd.	24,300	2,135,727
Automatic Data Processing Inc.	39,400	9,179,018
CDW Corp.	1,500	340,980
DXC Technology Co.(a)	100	2,287
EPAM Systems Inc.(a)	400	118,936
Fidelity National Information Services Inc.	5,800	348,406
Jack Henry & Associates Inc.	1,300	212,433
Mastercard Inc., Class A	839	357,842
Paychex Inc.	3,600	428,796
PayPal Holdings Inc.(a)	100	6,141
Science Applications International Corp.	1,500	186,480
Verisk Analytics Inc.	13,500	3,224,610
Visa Inc., Class A	4,130	1,075,245
Western Union Co., The	229,800	2,739,216
		26,918,134
Telecommunications (0.03%)
Iridium Communications Inc.	15,300	629,748

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Tobacco & Cannabis (0.02%)
Philip Morris International Inc.	5,200	$ 489,216
Transportation & Logistics (0.40%)
American Airlines Group Inc.(a)	100	1,374
Expeditors International of Washington Inc.	18,600	2,365,920
Landstar System Inc.	11,700	2,265,705
Norfolk Southern Corp.	6,300	1,489,194
Union Pacific Corp.	12,066	2,963,651
		9,085,844
Wholesale - Consumer Staples (1.76%)
Archer-Daniels-Midland Co.	556,461	40,187,613
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	1,700	83,300
Total Common Stocks (cost $411,358,711)		1,608,222,171
	Principal amount	Value
Corporate Bonds (8.88%)
Aerospace & Defense (0.14%)
General Dynamics Corp. 3.250%, 04/01/2025	$ 200,000	195,959
Boeing Co., The 4.875%, 05/01/2025	250,000	248,769
2.196%, 02/04/2026	350,000	330,822
3.250%, 02/01/2028	250,000	237,340
5.150%, 05/01/2030	250,000	254,834
3.625%, 02/01/2031	150,000	139,548
Lockheed Martin Corp. 4.950%, 10/15/2025	100,000	100,771
5.100%, 11/15/2027	250,000	258,181
4.450%, 05/15/2028	250,000	251,500
5.250%, 01/15/2033	250,000	265,638
RTX Corp. 5.000%, 02/27/2026	150,000	150,644
5.150%, 02/27/2033	250,000	255,156
L3Harris Technologies Inc. 5.400%, 01/15/2027	150,000	153,193
5.400%, 07/31/2033	100,000	104,178
HEICO Corp. 5.250%, 08/01/2028	150,000	153,284
		3,099,817
Apparel & Textile Products (0.01%)
Tapestry Inc. 7.350%, 11/27/2028	100,000	105,007
		105,007
Asset Management (0.13%)
Blackstone Private Credit Fund 4.700%, 03/24/2025	250,000	245,751
	Principal amount	Value
Corporate Bonds (Cont.)
Asset Management (Cont.)
7.050%, 09/29/2025	$ 500,000	$ 508,943
3.250%, 03/15/2027	500,000	458,962
4.000%, 01/15/2029	250,000	227,513
Charles Schwab Corp., The 0.900%, 03/11/2026	250,000	229,251
5.875%, 08/24/2026	100,000	102,586
5.853%, 05/19/2034	150,000	155,051
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	250,000	257,902
BlackRock Inc. 2.400%, 04/30/2030	250,000	223,620
4.750%, 05/25/2033	150,000	151,580
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	248,433
5.150%, 05/15/2033	100,000	103,265
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	104,503
		3,017,360
Automotive (0.29%)
Toyota Motor Credit Corp. 4.800%, 01/10/2025	250,000	250,091
1.450%, 01/13/2025	250,000	241,287
3.650%, 08/18/2025	250,000	245,959
4.550%, 09/20/2027	250,000	252,111
4.550%, 05/17/2030	100,000	100,793
American Honda Finance Corp. 4.600%, 04/17/2025	250,000	249,026
5.000%, 05/23/2025	250,000	250,671
5.800%, 10/03/2025	100,000	101,739
5.250%, 07/07/2026	250,000	254,512
5.125%, 07/07/2028	250,000	257,024
5.650%, 11/15/2028	100,000	104,758
5.850%, 10/04/2030	100,000	106,703
General Motors Financial Co. Inc. 6.050%, 10/10/2025	250,000	252,899
5.400%, 04/06/2026	250,000	251,713
5.000%, 04/09/2027	250,000	249,461
6.000%, 01/09/2028	250,000	258,687
5.800%, 06/23/2028	250,000	257,110
5.850%, 04/06/2030	250,000	258,197
6.400%, 01/09/2033	250,000	266,571
Ford Motor Credit Co. LLC 6.950%, 03/06/2026	200,000	204,985
6.950%, 06/10/2026	200,000	205,236
6.800%, 05/12/2028	200,000	209,029
6.798%, 11/07/2028	200,000	209,455
7.350%, 03/06/2030	200,000	215,201
7.200%, 06/10/2030	200,000	213,270
Toyota Motor Corp. 5.275%, 07/13/2026	250,000	254,518
5.118%, 07/13/2028	250,000	258,853
5.123%, 07/13/2033	250,000	268,766

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
General Motors Co. 5.600%, 10/15/2032	$ 100,000	$ 102,458
Magna International Inc. 5.500%, 03/21/2033	200,000	212,264
		6,563,347
Banking (2.15%)
Cooperatieve Rabobank U.A. 1.375%, 01/10/2025	250,000	240,498
5.000%, 01/13/2025	250,000	249,919
5.500%, 07/18/2025	250,000	252,692
Bank of Nova Scotia, The 1.450%, 01/10/2025	150,000	144,261
3.450%, 04/11/2025	150,000	146,781
5.450%, 06/12/2025	150,000	150,682
4.750%, 02/02/2026	250,000	249,511
5.250%, 06/12/2028	150,000	152,392
4.850%, 02/01/2030	250,000	249,815
4.588%, 05/04/2037	150,000	134,506
Toronto-Dominion Bank, The 1.450%, 01/10/2025	150,000	144,562
3.766%, 06/06/2025	150,000	147,601
0.750%, 01/06/2026	250,000	231,033
5.103%, 01/09/2026	250,000	251,802
5.532%, 07/17/2026	250,000	254,853
4.108%, 06/08/2027	150,000	147,241
4.693%, 09/15/2027	250,000	249,719
5.156%, 01/10/2028	150,000	152,175
5.523%, 07/17/2028	150,000	154,538
Bank of Montreal 1.500%, 01/10/2025	150,000	144,554
3.700%, 06/07/2025	150,000	147,011
5.300%, 06/05/2026	250,000	252,570
2.650%, 03/08/2027	150,000	141,300
4.700%, 09/14/2027	150,000	150,513
5.203%, 02/01/2028	150,000	152,909
3.088%, 01/10/2037	150,000	121,020
Commonwealth Bank of Australia 5.079%, 01/10/2025	250,000	250,270
5.316%, 03/13/2026	250,000	253,844
National Bank of Canada 5.250%, 01/17/2025	250,000	249,823
Royal Bank of Canada 1.600%, 01/21/2025	150,000	144,725
3.375%, 04/14/2025	150,000	146,971
4.950%, 04/25/2025	250,000	250,049
4.875%, 01/12/2026	100,000	100,224
5.200%, 07/20/2026	250,000	252,956
4.240%, 08/03/2027	150,000	148,365
6.000%, 11/01/2027	250,000	262,101
4.900%, 01/12/2028	150,000	151,740
5.200%, 08/01/2028	150,000	153,145
5.000%, 02/01/2033	150,000	152,836
5.000%, 05/02/2033	125,000	127,674
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
JPMorgan Chase & Co. 3.125%, 01/23/2025	$ 250,000	$ 244,776
1.561%, 12/10/2025	250,000	240,697
5.546%, 12/15/2025	250,000	250,124
2.595%, 02/24/2026	150,000	145,278
3.300%, 04/01/2026	250,000	242,083
4.080%, 04/26/2026	250,000	245,974
6.070%, 10/22/2027	250,000	257,301
2.947%, 02/24/2028	250,000	235,357
4.323%, 04/26/2028	150,000	147,866
4.851%, 07/25/2028	250,000	250,257
5.299%, 07/24/2029	250,000	253,911
6.087%, 10/23/2029	100,000	105,224
3.702%, 05/06/2030	250,000	235,268
4.565%, 06/14/2030	250,000	244,899
1.953%, 02/04/2032	250,000	203,563
2.580%, 04/22/2032	250,000	211,858
2.545%, 11/08/2032	250,000	209,083
2.963%, 01/25/2033	250,000	214,632
4.586%, 04/26/2033	500,000	483,950
4.912%, 07/25/2033	500,000	495,159
5.717%, 09/14/2033	250,000	258,890
5.350%, 06/01/2034	250,000	253,814
6.254%, 10/23/2034	250,000	271,515
HSBC U.S.A. Inc. 5.625%, 03/17/2025	250,000	251,219
Banco Santander SA 3.496%, 03/24/2025	200,000	195,780
5.147%, 08/18/2025	200,000	198,900
5.294%, 08/18/2027	200,000	200,805
4.175%, 03/24/2028	200,000	192,591
5.588%, 08/08/2028	200,000	204,110
6.921%, 08/08/2033	200,000	213,675
Canadian Imperial Bank of Commerce 3.300%, 04/07/2025	150,000	146,524
5.144%, 04/28/2025	250,000	250,027
3.945%, 08/04/2025	150,000	147,633
5.615%, 07/17/2026	150,000	153,056
3.450%, 04/07/2027	150,000	144,122
5.001%, 04/28/2028	150,000	150,986
Deutsche Bank AG 4.162%, 05/13/2025	250,000	246,668
6.119%, 07/14/2026	200,000	201,954
7.146%, 07/13/2027	250,000	259,560
5.371%, 09/09/2027	250,000	253,508
2.552%, 01/07/2028	250,000	229,656
6.720%, 01/18/2029	250,000	262,035
3.742%, 01/07/2033	250,000	205,430
National Australia Bank Ltd. 5.200%, 05/13/2025	250,000	251,666
3.500%, 06/09/2025	250,000	245,759
4.966%, 01/12/2026	250,000	251,809
3.905%, 06/09/2027	250,000	245,319
4.944%, 01/12/2028	250,000	252,919
4.900%, 06/13/2028	250,000	253,157

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
PNC Bank N.A. 3.250%, 06/01/2025	$ 250,000	$ 243,189
3.100%, 10/25/2027	250,000	234,670
Australia & New Zealand Banking Group Ltd. 5.375%, 07/03/2025	250,000	252,282
5.088%, 12/08/2025	250,000	251,562
Morgan Stanley Bank N.A. 5.479%, 07/16/2025	250,000	252,313
4.754%, 04/21/2026	250,000	249,960
Wells Fargo Bank N.A. 5.550%, 08/01/2025	250,000	252,546
5.450%, 08/07/2026	250,000	254,311
KeyBank N.A. 4.150%, 08/08/2025	250,000	242,383
4.700%, 01/26/2026	250,000	244,228
5.850%, 11/15/2027	250,000	249,968
Bank of America N.A. 5.650%, 08/18/2025	250,000	253,121
5.526%, 08/18/2026	250,000	254,722
Westpac Banking Corp. 3.735%, 08/26/2025	250,000	245,823
4.043%, 08/26/2027	250,000	247,449
5.457%, 11/18/2027	250,000	258,417
HSBC Holdings PLC(Variable, U.S. SOFR + 1.51%)(b) 4.180%, 12/09/2025	250,000	246,635
2.999%, 03/10/2026	200,000	193,940
7.336%, 11/03/2026	200,000	207,655
5.887%, 08/14/2027	250,000	253,610
4.755%, 06/09/2028	250,000	246,503
5.210%, 08/11/2028	250,000	249,961
7.390%, 11/03/2028	250,000	268,089
6.161%, 03/09/2029	250,000	258,267
5.402%, 08/11/2033	250,000	251,541
8.113%, 11/03/2033	250,000	289,406
6.254%, 03/09/2034	250,000	266,251
6.547%, 06/20/2034	200,000	209,412
7.399%, 11/13/2034	200,000	219,709
Sumitomo Mitsui Financial Group Inc. 5.464%, 01/13/2026	200,000	202,049
5.880%, 07/13/2026	250,000	255,742
5.520%, 01/13/2028	250,000	256,104
5.800%, 07/13/2028	250,000	259,040
5.710%, 01/13/2030	250,000	259,920
5.766%, 01/13/2033	250,000	264,390
Citigroup Inc.(Variable, U.S. SOFR + 0.69%)(b) 2.014%, 01/25/2026	250,000	240,258
3.290%, 03/17/2026	250,000	243,419
5.610%, 09/29/2026	250,000	251,881
3.070%, 02/24/2028	250,000	235,717
4.658%, 05/24/2028	150,000	149,069
2.561%, 05/01/2032	250,000	208,922
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
3.057%, 01/25/2033	$ 500,000	$ 427,316
3.785%, 03/17/2033	500,000	450,469
4.910%, 05/24/2033	500,000	490,415
6.270%, 11/17/2033	250,000	267,971
6.174%, 05/25/2034	250,000	259,157
Manufacturers & Traders Trust Co. 4.650%, 01/27/2026	250,000	244,821
4.700%, 01/27/2028	250,000	243,090
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.08%)(b) 5.719%, 02/20/2026	250,000	251,101
5.541%, 04/17/2026	200,000	200,442
2.341%, 01/19/2028	250,000	231,487
5.017%, 07/20/2028	250,000	250,375
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%)(b) 3.511%, 03/18/2026	200,000	195,367
5.985%, 08/07/2027	250,000	254,501
3.750%, 03/18/2028	250,000	239,325
ING Groep N.V.(Variable, U.S. SOFR + 1.64%)(b) 3.869%, 03/28/2026	200,000	196,039
4.017%, 03/28/2028	200,000	194,116
Bank of America Corp.(Variable, U.S. SOFR + 1.33%)(b) 3.384%, 04/02/2026	250,000	243,179
4.827%, 07/22/2026	250,000	248,137
5.080%, 01/20/2027	250,000	249,535
1.734%, 07/22/2027	250,000	229,136
5.933%, 09/15/2027	250,000	255,188
2.551%, 02/04/2028	250,000	231,738
4.376%, 04/27/2028	250,000	244,452
4.948%, 07/22/2028	150,000	150,097
6.204%, 11/10/2028	250,000	260,942
5.202%, 04/25/2029	250,000	251,751
2.087%, 06/14/2029	250,000	220,539
5.819%, 09/15/2029	100,000	103,293
3.974%, 02/07/2030	250,000	236,872
3.194%, 07/23/2030	250,000	226,931
2.572%, 10/20/2032	250,000	207,672
2.972%, 02/04/2033	500,000	425,388
4.571%, 04/27/2033	500,000	477,807
5.015%, 07/22/2033	500,000	495,283
5.288%, 04/25/2034	250,000	251,320
5.872%, 09/15/2034	175,000	183,647
2.482%, 09/21/2036	250,000	198,368
3.846%, 03/08/2037	250,000	219,884
Wells Fargo & Co. 3.000%, 04/22/2026	250,000	239,558
3.908%, 04/25/2026	150,000	147,034
4.540%, 08/15/2026	250,000	247,385
3.000%, 10/23/2026	250,000	237,445

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
3.526%, 03/24/2028	$ 250,000	$ 238,645
3.584%, 05/22/2028	364,000	347,103
4.150%, 01/24/2029	186,000	180,991
5.574%, 07/25/2029	200,000	204,419
6.303%, 10/23/2029	100,000	105,488
3.350%, 03/02/2033	500,000	437,969
4.897%, 07/25/2033	500,000	487,775
5.389%, 04/24/2034	150,000	150,917
5.557%, 07/25/2034	150,000	153,038
Bank of New York Mellon, The 5.148%, 05/22/2026(b)	250,000	249,983
U.S. Bancorp 2.375%, 07/22/2026	250,000	234,782
5.727%, 10/21/2026	100,000	100,650
3.150%, 04/27/2027	250,000	237,975
6.787%, 10/26/2027	250,000	261,078
3.900%, 04/26/2028	250,000	241,636
4.548%, 07/22/2028	150,000	147,894
4.653%, 02/01/2029	150,000	147,764
5.775%, 06/12/2029	250,000	257,035
4.839%, 02/01/2034	150,000	143,936
5.836%, 06/12/2034	250,000	258,380
Barclays PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%)(b) 7.325%, 11/02/2026	200,000	206,621
5.829%, 05/09/2027	250,000	252,308
6.496%, 09/13/2027	250,000	257,385
5.746%, 08/09/2033	250,000	252,804
7.437%, 11/02/2033	250,000	280,415
6.224%, 05/09/2034	250,000	259,804
7.119%, 06/27/2034	250,000	266,941
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%)(b) 7.472%, 11/10/2026	200,000	206,994
5.847%, 03/02/2027	200,000	201,739
PNC Financial Services Group Inc., The(Variable, U.S. SOFR Compound Index + 1.09%)(b) 4.758%, 01/26/2027	250,000	248,134
5.582%, 06/12/2029	250,000	255,235
6.037%, 10/28/2033	150,000	156,998
5.939%, 08/18/2034	150,000	156,243
Truist Financial Corp.(Variable, U.S. SOFR + 2.05%)(b) 6.047%, 06/08/2027	250,000	254,480
5.867%, 06/08/2034	150,000	153,324
Santander Holdings U.S.A. Inc. 2.490%, 01/06/2028(b)	250,000	229,179
Santander UK Group Holdings PLC(Variable, U.S. SOFR + 1.22%)(b) 2.469%, 01/11/2028	250,000	227,921
6.534%, 01/10/2029	250,000	258,838
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Citibank N.A. 5.803%, 09/29/2028	$ 250,000	$ 261,352
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%)(b) 6.339%, 07/27/2029	150,000	156,312
4.772%, 07/28/2030	150,000	146,709
Mizuho Financial Group Inc. 5.748%, 07/06/2034(b)	200,000	207,309
		49,107,038
Beverages (0.12%)
Diageo Capital PLC 5.200%, 10/24/2025	200,000	201,561
5.300%, 10/24/2027	250,000	257,706
5.500%, 01/24/2033	200,000	213,312
Constellation Brands Inc. 5.000%, 02/02/2026	250,000	249,149
4.350%, 05/09/2027	250,000	248,030
4.750%, 05/09/2032	250,000	249,472
4.900%, 05/01/2033	100,000	100,783
PepsiCo Inc. 4.550%, 02/13/2026	250,000	251,102
3.600%, 02/18/2028	250,000	244,869
4.450%, 05/15/2028	250,000	254,073
3.900%, 07/18/2032	100,000	97,621
4.450%, 02/15/2033	100,000	102,603
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	250,000	240,477
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	102,149
		2,812,907
Biotechnology & Pharmaceuticals (0.35%)
Amgen Inc. 5.250%, 03/02/2025	250,000	250,548
5.507%, 03/02/2026	250,000	250,122
2.600%, 08/19/2026	250,000	237,645
5.150%, 03/02/2028	250,000	255,766
3.000%, 02/22/2029	250,000	235,389
4.050%, 08/18/2029	250,000	245,025
5.250%, 03/02/2030	250,000	257,342
3.350%, 02/22/2032	150,000	137,205
4.200%, 03/01/2033	150,000	142,949
5.250%, 03/02/2033	250,000	256,672
Pfizer Investment Enterprises Pte. Ltd. 4.650%, 05/19/2025	250,000	249,180
4.450%, 05/19/2026	250,000	249,394
4.450%, 05/19/2028	250,000	250,125
4.650%, 05/19/2030	250,000	252,071
4.750%, 05/19/2033	250,000	250,611
Royalty Pharma PLC 1.200%, 09/02/2025	250,000	233,377
Zoetis Inc. 5.400%, 11/14/2025	250,000	252,068

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
5.600%, 11/16/2032	$ 250,000	$ 268,430
AstraZeneca PLC 3.375%, 11/16/2025	150,000	146,677
Novartis Capital Corp. 3.000%, 11/20/2025	150,000	145,887
Eli Lilly & Co. 5.000%, 02/27/2026	250,000	250,112
3.375%, 03/15/2029	207,000	199,258
4.700%, 02/27/2033	150,000	154,187
Johnson & Johnson 2.450%, 03/01/2026	150,000	144,310
Astrazeneca Finance LLC 1.200%, 05/28/2026	250,000	231,426
4.875%, 03/03/2028	250,000	255,105
4.900%, 03/03/2030	250,000	257,757
4.875%, 03/03/2033	150,000	155,416
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	250,000	246,670
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	249,098
3.400%, 03/07/2029	150,000	144,289
4.300%, 05/17/2030	250,000	250,339
4.500%, 05/17/2033	150,000	151,371
Sanofi SA 3.625%, 06/19/2028	150,000	147,152
Pfizer Inc. 3.450%, 03/15/2029	150,000	144,676
AbbVie Inc. 3.200%, 11/21/2029	250,000	233,988
Bristol-Myers Squibb Co. 2.950%, 03/15/2032	250,000	222,516
		8,004,153
Cable & Satellite (0.10%)
Comcast Corp. 5.250%, 11/07/2025	250,000	252,529
3.300%, 04/01/2027	200,000	192,950
5.350%, 11/15/2027	250,000	258,599
4.550%, 01/15/2029	250,000	251,341
5.500%, 11/15/2032	250,000	266,608
4.650%, 02/15/2033	250,000	251,348
4.800%, 05/15/2033	250,000	253,577
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	217,136
4.400%, 04/01/2033	250,000	231,013
		2,175,101
Chemicals (0.12%)
Celanese U.S. Holdings LLC 6.050%, 03/15/2025	150,000	150,933
6.165%, 07/15/2027	150,000	153,798
6.350%, 11/15/2028	150,000	157,421
6.330%, 07/15/2029	150,000	157,341
	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
6.550%, 11/15/2030	$ 150,000	$ 158,784
6.379%, 07/15/2032	150,000	158,617
Sherwin-Williams Co., The 4.250%, 08/08/2025	150,000	148,234
Nutrien Ltd. 5.950%, 11/07/2025	150,000	152,524
4.900%, 03/27/2028	150,000	151,451
E.I. du Pont de Nemours and Co. 4.500%, 05/15/2026	150,000	149,469
FMC Corp. 5.150%, 05/18/2026	150,000	149,848
Albemarle Corp. 4.650%, 06/01/2027	150,000	147,379
5.050%, 06/01/2032	150,000	146,647
Ecolab Inc. 5.250%, 01/15/2028	150,000	154,925
Cabot Corp. 5.000%, 06/30/2032	150,000	148,066
Air Products and Chemicals Inc. 4.800%, 03/03/2033	100,000	103,427
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	103,447
Avery Dennison Corp. 5.750%, 03/15/2033	100,000	105,785
Dow Chemical Co., The 6.300%, 03/15/2033	150,000	165,578
		2,763,674
Commercial Support Services (0.05%)
Cintas Corp. No. 2 3.450%, 05/01/2025	100,000	98,146
GXO Logistics Inc. 1.650%, 07/15/2026	250,000	225,471
2.650%, 07/15/2031	150,000	123,220
Waste Management Inc. 4.875%, 02/15/2029	150,000	153,659
4.625%, 02/15/2030	100,000	101,261
4.150%, 04/15/2032	100,000	97,808
4.625%, 02/15/2033	100,000	100,505
Republic Services Inc. 4.875%, 04/01/2029	150,000	152,930
2.375%, 03/15/2033	100,000	83,740
		1,136,740
Construction Materials (0.00%)
Vulcan Materials Co. 5.800%, 03/01/2026	100,000	100,107
		100,107
Containers & Packaging (0.01%)
Amcor Flexibles North America Inc. 4.000%, 05/17/2025	100,000	98,278

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Containers & Packaging (Cont.)
Berry Global Inc. 5.500%, 04/15/2028(c)	$ 100,000	$ 101,285
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	104,209
		303,772
Diversified Industrials (0.04%)
3M Co. 3.000%, 08/07/2025	250,000	242,471
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	148,798
4.500%, 09/15/2029	150,000	150,777
Honeywell International Inc. 4.950%, 02/15/2028	150,000	154,493
4.250%, 01/15/2029	150,000	150,400
5.000%, 02/15/2033	125,000	130,942
		977,881
E-Commerce Discretionary (0.11%)
Amazon.com Inc. 3.000%, 04/13/2025	250,000	244,640
4.600%, 12/01/2025	150,000	150,465
3.300%, 04/13/2027	150,000	145,777
4.550%, 12/01/2027	250,000	254,035
3.450%, 04/13/2029	250,000	242,365
4.650%, 12/01/2029	150,000	154,202
2.100%, 05/12/2031	150,000	129,381
3.600%, 04/13/2032	250,000	238,546
4.700%, 12/01/2032	250,000	257,367
eBay Inc. 5.900%, 11/22/2025	250,000	254,146
5.950%, 11/22/2027	250,000	261,147
6.300%, 11/22/2032	250,000	275,165
		2,607,236
Electric Utilities (0.56%)
NextEra Energy Capital Holdings Inc. 6.051%, 03/01/2025	150,000	151,355
4.450%, 06/20/2025	150,000	148,707
5.749%, 09/01/2025	150,000	151,474
4.625%, 07/15/2027	150,000	149,802
4.900%, 02/28/2028	150,000	151,413
5.000%, 02/28/2030	150,000	151,799
5.000%, 07/15/2032	150,000	151,036
5.050%, 02/28/2033	150,000	150,563
Sempra 3.300%, 04/01/2025	100,000	97,579
5.400%, 08/01/2026	100,000	101,372
3.700%, 04/01/2029	100,000	95,367
5.500%, 08/01/2033	200,000	207,701
Southern California Edison Co. 4.200%, 06/01/2025	150,000	148,220
4.900%, 06/01/2026	150,000	150,654
4.700%, 06/01/2027	150,000	150,987
5.850%, 11/01/2027	150,000	156,663
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
5.300%, 03/01/2028	$ 150,000	$ 154,115
5.950%, 11/01/2032	150,000	161,437
Pacific Gas and Electric Co. 4.950%, 06/08/2025	150,000	149,030
5.450%, 06/15/2027	150,000	151,250
4.400%, 03/01/2032	150,000	138,934
5.900%, 06/15/2032	150,000	152,797
6.400%, 06/15/2033	150,000	158,124
National Rural Utilities Cooperative Finance Corp. 3.450%, 06/15/2025	150,000	146,898
5.450%, 10/30/2025	150,000	151,508
4.450%, 03/13/2026	150,000	149,726
4.800%, 03/15/2028	150,000	151,833
Edison International 4.700%, 08/15/2025	150,000	148,165
WEC Energy Group Inc. 5.000%, 09/27/2025	150,000	149,716
4.750%, 01/09/2026	150,000	149,459
5.150%, 10/01/2027	150,000	152,282
4.750%, 01/15/2028	150,000	150,085
Southern Co., The 5.150%, 10/06/2025	150,000	150,345
5.113%, 08/01/2027	150,000	152,120
4.850%, 06/15/2028	150,000	151,231
5.700%, 10/15/2032	150,000	157,757
5.200%, 06/15/2033	150,000	153,292
Wisconsin Public Service Corp. 5.350%, 11/10/2025	150,000	151,163
Duke Energy Corp. 5.000%, 12/08/2025	150,000	150,301
5.000%, 12/08/2027	150,000	151,714
4.300%, 03/15/2028	150,000	148,023
Florida Power & Light Co. 4.450%, 05/15/2026	150,000	150,176
5.050%, 04/01/2028	150,000	153,452
4.400%, 05/15/2028	150,000	150,365
4.625%, 05/15/2030	150,000	151,265
5.100%, 04/01/2033	150,000	155,112
4.800%, 05/15/2033	150,000	151,972
Eversource Energy 4.750%, 05/15/2026	150,000	149,320
2.900%, 03/01/2027	150,000	142,080
4.600%, 07/01/2027	150,000	148,891
5.450%, 03/01/2028	150,000	154,307
5.125%, 05/15/2033	150,000	151,043
CenterPoint Energy Inc. 5.250%, 08/10/2026	150,000	151,348
Exelon Corp. 2.750%, 03/15/2027	150,000	141,359
5.150%, 03/15/2028	150,000	152,196
5.300%, 03/15/2033	150,000	153,375
Virginia Electric and Power Co. 3.750%, 05/15/2027	150,000	146,537
5.000%, 04/01/2033	150,000	152,090

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
5.300%, 08/15/2033	$ 150,000	$ 154,718
Alabama Power Co. 3.750%, 09/01/2027	150,000	146,916
American Electric Power Co. Inc. 5.750%, 11/01/2027	150,000	155,229
5.950%, 11/01/2032	150,000	160,430
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	150,000	156,250
Consumers Energy Co. 4.650%, 03/01/2028	150,000	151,022
4.625%, 05/15/2033	150,000	150,036
Constellation Energy Generation LLC 5.600%, 03/01/2028	150,000	154,618
Black Hills Corp. 5.950%, 03/15/2028	150,000	155,514
Georgia Power Co. 4.650%, 05/16/2028	150,000	151,104
4.700%, 05/15/2032	150,000	149,625
4.950%, 05/17/2033	150,000	151,481
DTE Energy Co. 4.875%, 06/01/2028	150,000	151,244
AES Corp., The 5.450%, 06/01/2028	150,000	152,610
National Grid PLC 5.602%, 06/12/2028	150,000	154,665
5.809%, 06/12/2033	150,000	157,932
San Diego Gas & Electric Co. 4.950%, 08/15/2028	150,000	153,151
Puget Energy Inc. 4.224%, 03/15/2032	150,000	135,750
AEP Texas Inc. 4.700%, 05/15/2032	150,000	146,762
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	146,473
5.450%, 08/15/2033	150,000	154,950
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	154,298
Duke Energy Carolinas LLC 4.950%, 01/15/2033	150,000	153,039
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	153,549
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	152,236
Public Service Electric and Gas Co. 5.200%, 08/01/2033	150,000	155,939
Arizona Public Service Co. 5.550%, 08/01/2033	150,000	155,202
		12,765,628
Electrical Equipment (0.05%)
Tyco Electronics Group SA 4.500%, 02/13/2026	150,000	149,527
Amphenol Corp. 4.750%, 03/30/2026	150,000	150,159
	Principal amount	Value
Corporate Bonds (Cont.)
Electrical Equipment (Cont.)
Vontier Corp. 1.800%, 04/01/2026	$ 150,000	$ 138,065
2.950%, 04/01/2031	150,000	126,341
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	153,957
Lennox International Inc. 5.500%, 09/15/2028	100,000	102,770
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	150,000	153,778
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	103,728
		1,078,325
Engineering & Construction (0.02%)
Ste Transcore Holdings Inc. 4.125%, 05/23/2026	250,000	246,283
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	104,437
		350,720
Entertainment Content (0.07%)
Warnermedia Holdings Inc. 3.638%, 03/15/2025	500,000	489,253
3.788%, 03/15/2025	250,000	245,006
6.412%, 03/15/2026	500,000	500,216
4.279%, 03/15/2032	500,000	458,210
		1,692,685
Food (0.14%)
General Mills Inc. 5.241%, 11/18/2025	200,000	199,645
4.950%, 03/29/2033	100,000	101,417
Conagra Brands Inc. 5.300%, 10/01/2026	250,000	253,172
JBS U.S.A. LUX SA/JBS U.S.A. Food Co./JBS U.S.A. Finance Inc. 2.500%, 01/15/2027	250,000	230,219
5.125%, 02/01/2028	250,000	248,591
3.000%, 02/02/2029	250,000	219,828
5.500%, 01/15/2030	250,000	245,679
3.625%, 01/15/2032	250,000	214,286
5.750%, 04/01/2033	100,000	99,561
Mondelez International Inc. 2.625%, 03/17/2027	250,000	235,955
Kraft Heinz Foods Co. 3.750%, 04/01/2030	250,000	239,259
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	225,806
3.500%, 03/01/2032	250,000	211,355
6.250%, 07/01/2033	100,000	102,903
Kellanova 5.250%, 03/01/2033	100,000	102,664

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Food (Cont.)
McCormick & Co. Inc. 4.950%, 04/15/2033	$ 100,000	$ 100,572
Hershey Co., The 4.500%, 05/04/2033	100,000	100,858
		3,131,770
Gas & Water Utilities (0.04%)
National Fuel Gas Co. 5.500%, 10/01/2026	250,000	251,141
Southern California Gas Co. 2.950%, 04/15/2027	100,000	94,889
5.200%, 06/01/2033	100,000	103,020
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	100,000	102,624
5.400%, 03/01/2033	100,000	104,551
NiSource Inc. 5.250%, 03/30/2028	100,000	102,030
Southwest Gas Corp. 4.050%, 03/15/2032	100,000	93,860
American Water Capital Corp. 4.450%, 06/01/2032	100,000	99,186
		951,301
Health Care Facilities & Services (0.32%)
UnitedHealth Group Inc. 5.150%, 10/15/2025	250,000	252,777
3.700%, 05/15/2027	250,000	245,043
5.250%, 02/15/2028	250,000	258,724
4.000%, 05/15/2029	250,000	246,608
5.300%, 02/15/2030	250,000	261,917
4.200%, 05/15/2032	250,000	245,085
5.350%, 02/15/2033	100,000	105,920
4.500%, 04/15/2033	100,000	99,536
Elevance Health Inc. 5.350%, 10/15/2025	250,000	251,595
4.900%, 02/08/2026	500,000	499,117
5.500%, 10/15/2032	250,000	261,847
4.750%, 02/15/2033	250,000	250,415
McKesson Corp. 5.250%, 02/15/2026	250,000	250,012
4.900%, 07/15/2028	150,000	152,734
5.100%, 07/15/2033	100,000	102,966
CVS Health Corp. 5.000%, 02/20/2026	250,000	251,274
5.000%, 01/30/2029	150,000	152,858
5.125%, 02/21/2030	250,000	254,219
5.250%, 01/30/2031	250,000	256,736
5.250%, 02/21/2033	100,000	102,400
5.300%, 06/01/2033	100,000	102,804
Cigna Group, The 5.685%, 03/15/2026	150,000	150,123
Universal Health Services Inc. 1.650%, 09/01/2026	250,000	227,558
2.650%, 10/15/2030	250,000	212,294
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
HCA Inc. 3.125%, 03/15/2027	$ 150,000	$ 142,269
5.200%, 06/01/2028	150,000	151,671
3.375%, 03/15/2029	150,000	138,530
3.625%, 03/15/2032	100,000	89,533
5.500%, 06/01/2033	100,000	101,734
CommonSpirit Health 6.073%, 11/01/2027	150,000	154,448
Humana Inc. 5.750%, 03/01/2028	250,000	259,978
3.700%, 03/23/2029	250,000	240,428
IQVIA Inc.(c) 5.700%, 05/15/2028	200,000	203,045
6.250%, 02/01/2029	100,000	104,485
Centene Corp. 2.450%, 07/15/2028	250,000	223,088
Adventist Health System 5.430%, 03/01/2032	150,000	152,826
Sutter Health 5.164%, 08/15/2033	100,000	101,514
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	111,016
		7,369,127
Home & Office Products (0.00%)
Whirlpool Corp. 4.700%, 05/14/2032	100,000	97,217
		97,217
Home Construction (0.03%)
D.R. Horton Inc. 2.600%, 10/15/2025	100,000	95,716
1.300%, 10/15/2026	100,000	91,208
1.400%, 10/15/2027	100,000	89,076
MDC Holdings Inc. 2.500%, 01/15/2031	100,000	82,263
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	140,021
5.875%, 06/01/2033	100,000	104,682
		602,966
Household Products (0.10%)
Kenvue Inc. 5.500%, 03/22/2025	100,000	100,835
5.350%, 03/22/2026	100,000	101,690
5.050%, 03/22/2028	100,000	102,533
5.000%, 03/22/2030	100,000	103,364
4.900%, 03/22/2033	100,000	103,257
Haleon UK Capital PLC 3.125%, 03/24/2025	250,000	244,171
Procter & Gamble Co., The 4.100%, 01/26/2026	100,000	99,693
1.900%, 02/01/2027	100,000	93,346
3.950%, 01/26/2028	100,000	99,924
2.300%, 02/01/2032	100,000	88,492

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Household Products (Cont.)
4.050%, 01/26/2033	$ 100,000	$ 100,342
Colgate-Palmolive Co. 4.800%, 03/02/2026	100,000	101,105
3.100%, 08/15/2027	100,000	96,574
4.600%, 03/01/2028	100,000	102,526
Haleon U.S. Capital LLC 3.375%, 03/24/2027	250,000	240,692
3.625%, 03/24/2032	250,000	230,972
Clorox Co., The 4.600%, 05/01/2032	100,000	99,847
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	107,346
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	100,686
		2,317,395
Industrial Intermediate Products (0.01%)
Timken Co., The 4.125%, 04/01/2032	150,000	138,193
		138,193
Institutional Financial Services (0.57%)
Goldman Sachs Group Inc., The 3.500%, 04/01/2025	250,000	244,364
5.798%, 08/10/2026	150,000	151,478
4.387%, 06/15/2027	250,000	246,111
2.640%, 02/24/2028	250,000	231,823
3.615%, 03/15/2028	250,000	239,926
4.482%, 08/23/2028	250,000	245,825
6.484%, 10/24/2029	150,000	159,326
2.615%, 04/22/2032	250,000	210,214
2.383%, 07/21/2032	250,000	205,526
3.102%, 02/24/2033	500,000	429,829
6.561%, 10/24/2034	100,000	110,231
Intercontinental Exchange Inc. 3.650%, 05/23/2025	250,000	245,551
4.000%, 09/15/2027	250,000	245,833
4.350%, 06/15/2029	250,000	249,136
4.600%, 03/15/2033	250,000	248,988
Nomura Holdings Inc. 5.099%, 07/03/2025	250,000	248,338
5.709%, 01/09/2026	250,000	252,342
5.842%, 01/18/2028	500,000	511,028
6.181%, 01/18/2033	250,000	268,321
State Street Corp. 3.550%, 08/18/2025	250,000	245,297
4.857%, 01/26/2026	250,000	248,843
5.104%, 05/18/2026	250,000	250,296
2.650%, 05/19/2026	250,000	238,767
5.272%, 08/03/2026	150,000	152,046
2.203%, 02/07/2028	150,000	139,389
5.159%, 05/18/2034	150,000	151,405
Morgan Stanley(Variable, U.S. SOFR + 0.94%)(b) 2.630%, 02/18/2026	150,000	145,194
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
4.679%, 07/17/2026	$ 250,000	$ 247,647
6.138%, 10/16/2026	100,000	101,820
5.050%, 01/28/2027	250,000	250,304
1.512%, 07/20/2027	250,000	228,441
2.475%, 01/21/2028	250,000	232,264
4.210%, 04/20/2028	250,000	244,512
5.123%, 02/01/2029	250,000	251,350
5.164%, 04/20/2029	250,000	251,639
5.449%, 07/20/2029	250,000	254,960
4.431%, 01/23/2030	250,000	243,756
2.699%, 01/22/2031	250,000	218,739
2.239%, 07/21/2032	250,000	204,118
2.943%, 01/21/2033	250,000	213,167
4.889%, 07/20/2033	500,000	488,428
6.342%, 10/18/2033	500,000	540,112
5.250%, 04/21/2034	150,000	150,349
5.424%, 07/21/2034	150,000	152,535
6.627%, 11/01/2034	100,000	110,924
2.484%, 09/16/2036	250,000	198,622
5.297%, 04/20/2037	250,000	243,730
5.948%, 01/19/2038	250,000	253,303
Bank of New York Mellon Corp., The 2.800%, 05/04/2026	250,000	239,312
2.450%, 08/17/2026	250,000	236,135
4.947%, 04/26/2027	100,000	100,055
3.400%, 01/29/2028	250,000	237,991
3.992%, 06/13/2028	150,000	146,443
5.834%, 10/25/2033	150,000	159,266
4.706%, 02/01/2034	150,000	147,002
6.474%, 10/25/2034	250,000	277,304
CME Group Inc. 2.650%, 03/15/2032	100,000	89,069
		13,028,724
Insurance (0.16%)
Berkshire Hathaway Finance Corp. 2.300%, 03/15/2027	250,000	236,619
Progressive Corp., The 2.500%, 03/15/2027	250,000	234,740
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	250,000	236,431
5.350%, 02/28/2033	250,000	256,911
Willis North America Inc. 4.650%, 06/15/2027	250,000	247,411
F&G Annuities & Life Inc. 7.400%, 01/13/2028	250,000	258,016
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	235,650
3.900%, 04/05/2032	250,000	226,023
6.875%, 12/15/2052	250,000	249,343
MetLife Inc. 4.550%, 03/23/2030	250,000	251,537
Aflac Inc. 3.600%, 04/01/2030	250,000	236,678

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Insurance (Cont.)
American International Group Inc. 5.125%, 03/27/2033	$ 250,000	$ 254,280
Allstate Corp., The 5.250%, 03/30/2033	250,000	255,714
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%)(b) 5.125%, 03/01/2052	250,000	234,852
6.000%, 09/01/2052	250,000	248,800
		3,663,005
Internet Media & Services (0.11%)
Alphabet Inc. 1.998%, 08/15/2026	150,000	141,716
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	487,289
4.600%, 05/15/2028	500,000	507,752
4.800%, 05/15/2030	500,000	512,661
3.850%, 08/15/2032	500,000	476,273
4.950%, 05/15/2033	250,000	258,611
		2,384,302
Leisure Facilities & Services (0.06%)
Starbucks Corp. 4.750%, 02/15/2026	250,000	251,040
2.250%, 03/12/2030	100,000	87,871
4.800%, 02/15/2033	100,000	102,365
Hyatt Hotels Corp. 5.750%, 01/30/2027	250,000	255,464
McDonald's Corp. 4.800%, 08/14/2028	250,000	254,547
3.600%, 07/01/2030	150,000	142,498
4.950%, 08/14/2033	100,000	102,982
Marriott International Inc. 4.900%, 04/15/2029	250,000	251,863
		1,448,630
Machinery (0.17%)
John Deere Capital Corp. 1.250%, 01/10/2025	100,000	96,464
5.150%, 03/03/2025	100,000	100,547
4.950%, 06/06/2025	150,000	150,631
4.800%, 01/09/2026	100,000	100,560
5.050%, 03/03/2026	100,000	101,522
4.750%, 06/08/2026	100,000	100,704
4.150%, 09/15/2027	100,000	99,411
4.900%, 03/03/2028	100,000	101,842
4.950%, 07/14/2028	100,000	102,614
4.850%, 10/11/2029	150,000	154,696
4.700%, 06/10/2030	150,000	152,704
4.350%, 09/15/2032	100,000	100,011
Caterpillar Financial Services Corp. 4.900%, 01/17/2025	100,000	100,009
5.400%, 03/10/2025	150,000	151,083
5.150%, 08/11/2025	150,000	151,089
	Principal amount	Value
Corporate Bonds (Cont.)
Machinery (Cont.)
4.800%, 01/06/2026	$ 100,000	$ 100,600
4.350%, 05/15/2026	100,000	99,820
3.600%, 08/12/2027	100,000	97,720
Stanley Black & Decker Inc. 2.300%, 02/24/2025	150,000	144,951
6.000%, 03/06/2028	150,000	157,658
Regal Rexnord Corp.(c) 6.050%, 02/15/2026	150,000	151,721
6.050%, 04/15/2028	150,000	151,959
6.300%, 02/15/2030	150,000	154,085
6.400%, 04/15/2033	250,000	260,962
CNH Industrial Capital LLC 4.550%, 04/10/2028	100,000	98,738
Eaton Corp. 4.350%, 05/18/2028	150,000	150,386
4.150%, 03/15/2033	100,000	97,980
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	154,702
5.700%, 08/14/2033	100,000	105,865
Veralto Corp. 5.350%, 09/18/2028(c)	100,000	102,215
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	100,000	104,078
		3,897,327
Medical Equipment & Devices (0.13%)
GE HealthCare Technologies Inc. 5.600%, 11/15/2025	250,000	252,258
5.650%, 11/15/2027	150,000	155,378
5.857%, 03/15/2030	250,000	262,931
5.905%, 11/22/2032	250,000	267,098
Illumina Inc. 5.800%, 12/12/2025	250,000	250,911
5.750%, 12/13/2027	150,000	153,965
Thermo Fisher Scientific Inc. 4.953%, 08/10/2026	250,000	253,466
4.800%, 11/21/2027	150,000	152,923
4.977%, 08/10/2030	250,000	256,439
5.086%, 08/10/2033	100,000	104,432
Baxter International Inc. 1.915%, 02/01/2027	150,000	137,460
2.539%, 02/01/2032	100,000	83,982
Bio-Rad Laboratories Inc. 3.300%, 03/15/2027	150,000	142,605
Becton Dickinson & Co. 4.693%, 02/13/2028	150,000	150,770
Medtronic Global Holdings SCA 4.250%, 03/30/2028	150,000	149,515
4.500%, 03/30/2033	100,000	100,215
		2,874,348
Metals & Mining (0.04%)
BHP Billiton Finance U.S.A. Ltd. 4.875%, 02/27/2026	150,000	150,794
4.750%, 02/28/2028	150,000	151,677

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Metals & Mining (Cont.)
5.100%, 09/08/2028	$ 100,000	$ 102,720
4.900%, 02/28/2033	100,000	102,443
Yamana Gold Inc. 2.630%, 08/15/2031	150,000	126,593
Rio Tinto Finance U.S.A. PLC 5.000%, 03/09/2033	100,000	104,194
Vale Overseas Ltd. 6.125%, 06/12/2033	100,000	103,773
		842,194
Oil & Gas Producers (0.50%)
Enbridge Inc. 2.500%, 02/14/2025	250,000	242,418
5.969%, 03/08/2026	250,000	250,055
5.900%, 11/15/2026	100,000	102,715
6.000%, 11/15/2028	100,000	105,082
5.700%, 03/08/2033	150,000	156,227
Phillips 66 Co. 3.605%, 02/15/2025	100,000	98,255
3.550%, 10/01/2026	250,000	241,135
4.950%, 12/01/2027	125,000	126,153
3.750%, 03/01/2028	100,000	96,202
3.150%, 12/15/2029	150,000	137,381
5.300%, 06/30/2033	150,000	154,269
Exxon Mobil Corp. 2.992%, 03/19/2025	150,000	146,921
3.294%, 03/19/2027	250,000	242,730
2.610%, 10/15/2030	250,000	223,525
Shell International Finance B.V. 3.250%, 05/11/2025	150,000	147,067
2.875%, 05/10/2026	150,000	144,438
Ovintiv Inc. 5.650%, 05/15/2025	250,000	251,111
5.650%, 05/15/2028	250,000	255,313
6.250%, 07/15/2033	250,000	258,909
Chevron Corp. 3.326%, 11/17/2025	150,000	147,042
2.236%, 05/11/2030	250,000	221,838
Enterprise Products Operating LLC 5.050%, 01/10/2026	250,000	252,360
5.350%, 01/31/2033	100,000	104,858
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	150,000	149,628
6.203%, 03/09/2026	250,000	249,989
4.250%, 05/15/2028	150,000	146,136
Williams Cos. Inc., The 5.400%, 03/02/2026	250,000	252,618
5.300%, 08/15/2028	250,000	256,060
2.600%, 03/15/2031	250,000	214,079
5.650%, 03/15/2033	100,000	104,667
Pioneer Natural Resources Co. 5.100%, 03/29/2026	250,000	251,907
ONEOK Inc. 5.550%, 11/01/2026	250,000	254,453
5.650%, 11/01/2028	250,000	258,469
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Producers (Cont.)
5.800%, 11/01/2030	$ 250,000	$ 260,290
6.100%, 11/15/2032	150,000	159,677
Kinder Morgan Inc. 1.750%, 11/15/2026	250,000	230,124
5.200%, 06/01/2033	100,000	99,584
Energy Transfer L.P. 6.050%, 12/01/2026	100,000	102,773
5.550%, 02/15/2028	250,000	255,021
5.750%, 02/15/2033	100,000	103,165
Coterra Energy Inc. 3.900%, 05/15/2027	250,000	242,056
4.375%, 03/15/2029	250,000	242,769
Targa Resources Corp. 5.200%, 07/01/2027	250,000	251,249
6.150%, 03/01/2029	100,000	104,698
6.125%, 03/15/2033	100,000	105,513
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	222,508
3.850%, 01/15/2028	250,000	246,785
3.250%, 10/15/2029	250,000	237,741
EQT Corp. 5.700%, 04/01/2028	250,000	253,713
Cheniere Energy Inc. 4.625%, 10/15/2028	250,000	243,741
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	150,000	134,790
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	236,272
BP Capital Markets America Inc. 2.721%, 01/12/2032	250,000	218,236
4.812%, 02/13/2033	250,000	252,552
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	250,000	228,701
MPLX L.P. 5.000%, 03/01/2033	100,000	98,094
Diamondback Energy Inc. 6.250%, 03/15/2033	250,000	267,426
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	259,891
Cheniere Energy Partners L.P. 5.950%, 06/30/2033(c)	100,000	102,591
		11,403,970
Oil, Gas Services & Equipment (0.02%)
Schlumberger Investment SA 4.500%, 05/15/2028	150,000	151,620
2.650%, 06/26/2030	100,000	89,993
4.850%, 05/15/2033	100,000	101,778
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	84,234
		427,625

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (0.44%)
VICI Properties L.P. 4.375%, 05/15/2025	$ 250,000	$ 245,669
4.750%, 02/15/2028	250,000	244,846
5.125%, 05/15/2032	250,000	243,709
Realty Income Corp. 4.625%, 11/01/2025	250,000	248,445
5.050%, 01/13/2026	250,000	249,822
4.875%, 06/01/2026	250,000	250,283
4.700%, 12/15/2028	250,000	251,568
4.850%, 03/15/2030	250,000	251,391
5.625%, 10/13/2032	250,000	263,439
Weyerhaeuser Co. 4.750%, 05/15/2026	150,000	149,335
3.375%, 03/09/2033	100,000	88,937
Prologis L.P. 3.250%, 06/30/2026	250,000	241,680
3.375%, 12/15/2027	250,000	238,884
4.000%, 09/15/2028	250,000	244,035
2.875%, 11/15/2029	250,000	227,013
1.750%, 07/01/2030	250,000	208,807
4.750%, 06/15/2033	250,000	253,739
Extra Space Storage L.P. 3.500%, 07/01/2026	250,000	239,971
5.700%, 04/01/2028	250,000	256,464
3.900%, 04/01/2029	250,000	236,766
4.000%, 06/15/2029	50,000	47,711
5.500%, 07/01/2030	250,000	256,022
2.200%, 10/15/2030	100,000	83,293
2.400%, 10/15/2031	100,000	82,596
Camden Property Trust 5.850%, 11/03/2026	50,000	51,518
Public Storage Operating Co. 1.500%, 11/09/2026	250,000	229,639
5.125%, 01/15/2029	50,000	51,642
Boston Properties L.P. 6.750%, 12/01/2027	250,000	261,918
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	254,541
Hudson Pacific Properties L.P. 5.950%, 02/15/2028	250,000	221,135
American Tower Corp. 5.500%, 03/15/2028	500,000	511,433
5.250%, 07/15/2028	500,000	508,291
5.650%, 03/15/2033	500,000	520,481
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	250,441
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	217,832
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	224,389
Equinix Inc. 3.900%, 04/15/2032	150,000	139,529
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	230,191
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Welltower OP LLC 3.850%, 06/15/2032	$ 250,000	$ 231,585
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	253,187
Sun Communities Operating L.P. 5.700%, 01/15/2033	250,000	253,507
Simon Property Group L.P. 5.500%, 03/08/2033	250,000	258,781
Crown Castle Inc. 5.100%, 05/01/2033	250,000	248,355
		10,022,820
Retail - Consumer Staples (0.11%)
Walmart Inc. 3.900%, 09/09/2025	150,000	148,539
4.000%, 04/15/2026	250,000	248,722
3.950%, 09/09/2027	150,000	149,280
3.900%, 04/15/2028	250,000	247,564
4.000%, 04/15/2030	250,000	249,791
4.150%, 09/09/2032	250,000	250,372
4.100%, 04/15/2033	250,000	248,118
Target Corp. 1.950%, 01/15/2027	250,000	233,397
6.350%, 11/01/2032	100,000	112,868
4.400%, 01/15/2033	250,000	252,892
Dollar General Corp. 5.200%, 07/05/2028	250,000	253,588
Kroger Co., The 1.700%, 01/15/2031	250,000	202,397
		2,597,528
Retail - Discretionary (0.12%)
Home Depot Inc., The 2.700%, 04/15/2025	150,000	146,317
4.000%, 09/15/2025	150,000	148,630
2.875%, 04/15/2027	150,000	143,511
4.900%, 04/15/2029	100,000	102,835
4.500%, 09/15/2032	250,000	255,488
Lowe's Cos. Inc. 4.400%, 09/08/2025	150,000	148,886
4.800%, 04/01/2026	250,000	250,267
3.350%, 04/01/2027	150,000	144,579
1.300%, 04/15/2028	150,000	131,913
3.750%, 04/01/2032	150,000	140,618
5.150%, 07/01/2033	250,000	257,389
AutoZone Inc. 5.050%, 07/15/2026	150,000	151,002
4.500%, 02/01/2028	150,000	149,101
6.250%, 11/01/2028	100,000	106,338
Genuine Parts Co. 6.500%, 11/01/2028	50,000	53,143

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Discretionary (Cont.)
AutoNation Inc. 3.850%, 03/01/2032	$ 150,000	$ 133,487
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	148,645
		2,612,149
Semiconductors (0.20%)
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 2.700%, 05/01/2025	250,000	241,125
3.150%, 05/01/2027	150,000	142,516
3.400%, 05/01/2030	150,000	138,050
2.500%, 05/11/2031	100,000	85,035
Intel Corp. 3.700%, 07/29/2025	150,000	147,656
4.875%, 02/10/2026	250,000	251,940
3.750%, 08/05/2027	150,000	147,037
4.875%, 02/10/2028	100,000	101,728
1.600%, 08/12/2028	250,000	221,362
4.000%, 08/05/2029	150,000	147,789
5.125%, 02/10/2030	150,000	155,744
5.200%, 02/10/2033	250,000	261,448
NXP B.V./NXP Funding LLC 5.350%, 03/01/2026	100,000	100,550
Texas Instruments Inc. 1.125%, 09/15/2026	150,000	137,812
2.900%, 11/03/2027	150,000	143,312
4.900%, 03/14/2033	250,000	259,895
TSMC Arizona Corp. 1.750%, 10/25/2026	200,000	184,135
3.875%, 04/22/2027	200,000	195,719
QUALCOMM Inc. 3.250%, 05/20/2027	150,000	145,225
5.400%, 05/20/2033	250,000	270,591
Micron Technology Inc. 5.375%, 04/15/2028	250,000	254,895
6.750%, 11/01/2029	150,000	162,277
5.875%, 02/09/2033	250,000	260,313
Broadcom Inc.(c) 4.000%, 04/15/2029	150,000	144,930
2.450%, 02/15/2031	150,000	128,382
4.150%, 04/15/2032	150,000	141,726
		4,571,192
Software (0.13%)
Oracle Corp. 5.800%, 11/10/2025	250,000	253,953
1.650%, 03/25/2026	100,000	93,327
2.650%, 07/15/2026	150,000	142,293
3.250%, 11/15/2027	150,000	142,547
4.500%, 05/06/2028	250,000	250,206
6.150%, 11/09/2029	150,000	161,576
4.650%, 05/06/2030	150,000	149,633
2.875%, 03/25/2031	100,000	88,705
6.250%, 11/09/2032	250,000	272,385
	Principal amount	Value
Corporate Bonds (Cont.)
Software (Cont.)
4.900%, 02/06/2033	$ 250,000	$ 249,271
Concentrix Corp. 6.650%, 08/02/2026	150,000	153,806
Microsoft Corp. 2.400%, 08/08/2026	250,000	238,239
3.300%, 02/06/2027	250,000	243,547
Microsoft Corp. 3.400%, 09/15/2026(c)	100,000	97,517
VMware LLC 1.400%, 08/15/2026	150,000	137,271
Intuit Inc. 5.250%, 09/15/2026	100,000	101,988
Workday Inc. 3.500%, 04/01/2027	150,000	145,243
3.800%, 04/01/2032	150,000	139,820
		3,061,327
Specialty Finance (0.18%)
American Express Co. 2.250%, 03/04/2025	250,000	241,913
3.950%, 08/01/2025	250,000	245,992
4.900%, 02/13/2026	250,000	250,682
4.990%, 05/01/2026	250,000	249,321
2.550%, 03/04/2027	150,000	140,599
5.389%, 07/28/2027	250,000	253,009
5.850%, 11/05/2027	150,000	156,535
5.282%, 07/27/2029	150,000	153,265
5.043%, 05/01/2034	150,000	150,049
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, 01/30/2026	250,000	232,232
2.450%, 10/29/2026	500,000	463,009
3.300%, 01/30/2032	500,000	435,664
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.450%, 04/15/2027(c)	150,000	155,407
Capital One Financial Corp.(Variable, U.S. SOFR + 1.29%)(b) 2.636%, 03/03/2026	150,000	143,752
4.927%, 05/10/2028	150,000	147,508
5.247%, 07/26/2030	150,000	147,660
6.377%, 06/08/2034	150,000	154,617
Air Lease Corp. 5.300%, 02/01/2028	250,000	253,026
GATX Corp. 5.450%, 09/15/2033	100,000	100,802
		4,075,042
Steel (0.03%)
Nucor Corp. 3.950%, 05/23/2025	150,000	147,612
4.300%, 05/23/2027	150,000	148,618
3.125%, 04/01/2032	150,000	134,900

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Steel (Cont.)
ArcelorMittal SA 6.550%, 11/29/2027	$ 150,000	$ 157,613
6.800%, 11/29/2032	150,000	162,496
		751,239
Technology Hardware (0.22%)
Cisco Systems Inc. 3.500%, 06/15/2025	150,000	147,851
2.950%, 02/28/2026	150,000	145,261
Dell International LLC/EMC Corp. 5.850%, 07/15/2025	250,000	252,353
4.900%, 10/01/2026	150,000	150,286
5.250%, 02/01/2028	100,000	102,553
5.300%, 10/01/2029	150,000	154,604
6.200%, 07/15/2030	150,000	161,158
5.750%, 02/01/2033	250,000	263,599
Apple Inc. 0.700%, 02/08/2026	250,000	231,623
4.421%, 05/08/2026	250,000	250,072
1.200%, 02/08/2028	100,000	89,020
4.000%, 05/10/2028	250,000	249,645
1.400%, 08/05/2028	250,000	221,716
3.250%, 08/08/2029	150,000	143,410
4.150%, 05/10/2030	150,000	150,523
1.650%, 02/08/2031	150,000	126,658
4.300%, 05/10/2033	250,000	254,360
Arrow Electronics Inc. 6.125%, 03/01/2026	250,000	250,310
Hewlett Packard Enterprise Co. 6.102%, 04/01/2026	250,000	250,456
TD SYNNEX Corp. 1.750%, 08/09/2026	150,000	136,190
CDW LLC/CDW Finance Corp. 2.670%, 12/01/2026	150,000	140,274
Jabil Inc. 4.250%, 05/15/2027	150,000	146,106
5.450%, 02/01/2029	250,000	255,424
Teledyne Technologies Inc. 2.750%, 04/01/2031	250,000	217,880
HP Inc. 2.650%, 06/17/2031	150,000	127,922
4.200%, 04/15/2032	150,000	142,646
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	154,787
		4,916,687
Technology Services (0.27%)
Fidelity National Information Services Inc. 4.500%, 07/15/2025	250,000	247,521
5.100%, 07/15/2032	150,000	153,463
International Business Machines Corp. 4.000%, 07/27/2025	250,000	247,281
4.500%, 02/06/2026	250,000	249,442
	Principal amount	Value
Corporate Bonds (Cont.)
Technology Services (Cont.)
2.200%, 02/09/2027	$ 150,000	$ 139,726
4.150%, 07/27/2027	150,000	148,303
4.500%, 02/06/2028	100,000	100,550
1.950%, 05/15/2030	200,000	172,091
4.750%, 02/06/2033	250,000	253,579
Automatic Data Processing Inc. 3.375%, 09/15/2025	150,000	146,999
Visa Inc. 3.150%, 12/14/2025	250,000	243,975
1.100%, 02/15/2031	250,000	202,950
CGI Inc. 1.450%, 09/14/2026	150,000	135,810
Kyndryl Holdings Inc. 2.050%, 10/15/2026	150,000	136,594
2.700%, 10/15/2028	250,000	220,530
3.150%, 10/15/2031	150,000	125,589
Mastercard Inc. 2.950%, 11/21/2026	150,000	144,739
4.875%, 03/09/2028	250,000	257,891
4.850%, 03/09/2033	250,000	258,625
Global Payments Inc. 2.150%, 01/15/2027	150,000	138,172
5.400%, 08/15/2032	150,000	151,770
S&P Global Inc. 2.450%, 03/01/2027	150,000	141,556
4.250%, 05/01/2029	150,000	149,610
2.500%, 12/01/2029	150,000	135,182
1.250%, 08/15/2030	250,000	204,962
FactSet Research Systems Inc. 2.900%, 03/01/2027	150,000	140,609
PayPal Holdings Inc. 3.900%, 06/01/2027	100,000	98,364
4.400%, 06/01/2032	150,000	149,200
Fiserv Inc. 5.450%, 03/02/2028	250,000	257,673
5.600%, 03/02/2033	250,000	261,026
Equifax Inc. 5.100%, 06/01/2028	250,000	252,398
RELX Capital Inc. 4.000%, 03/18/2029	150,000	147,393
3.000%, 05/22/2030	150,000	137,816
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	100,000	105,640
		6,057,029
Telecommunications (0.26%)
Rogers Communications Inc. 2.950%, 03/15/2025	500,000	485,171
T-Mobile U.S.A. Inc. 3.500%, 04/15/2025	250,000	244,756
4.950%, 03/15/2028	500,000	507,063
4.800%, 07/15/2028	500,000	504,538
2.400%, 03/15/2029	500,000	449,152
2.700%, 03/15/2032	500,000	426,722
5.050%, 07/15/2033	250,000	252,416

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Telecommunications (Cont.)
AT&T Inc. 1.650%, 02/01/2028	$ 1,000,000	$ 891,254
4.350%, 03/01/2029	500,000	493,905
Verizon Communications Inc. 4.329%, 09/21/2028	1,012,000	1,002,201
3.875%, 02/08/2029	500,000	485,241
5.050%, 05/09/2033	250,000	255,538
		5,997,957
Tobacco & Cannabis (0.09%)
Philip Morris International Inc. 5.000%, 11/17/2025	150,000	150,604
4.875%, 02/13/2026	200,000	200,764
5.125%, 11/17/2027	150,000	152,785
4.875%, 02/15/2028	150,000	151,742
5.250%, 09/07/2028	100,000	102,956
5.625%, 11/17/2029	150,000	157,461
5.125%, 02/15/2030	150,000	152,780
5.750%, 11/17/2032	150,000	157,660
5.375%, 02/15/2033	150,000	154,024
BAT International Finance PLC 4.448%, 03/16/2028	150,000	147,561
5.931%, 02/02/2029	150,000	155,975
Altria Group Inc. 6.200%, 11/01/2028	100,000	104,972
BAT Capital Corp. 6.343%, 08/02/2030	150,000	157,687
6.421%, 08/02/2033	150,000	157,434
		2,104,405
Transportation & Logistics (0.11%)
Union Pacific Corp. 3.250%, 08/15/2025	150,000	146,645
4.750%, 02/21/2026	250,000	251,640
3.700%, 03/01/2029	250,000	244,228
2.800%, 02/14/2032	100,000	88,886
4.500%, 01/20/2033	100,000	100,744
Canadian Pacific Railway Co. 1.750%, 12/02/2026	150,000	138,377
2.875%, 11/15/2029	150,000	135,294
2.450%, 12/02/2031	100,000	92,929
Ryder System Inc. 2.850%, 03/01/2027	150,000	141,122
4.300%, 06/15/2027	150,000	146,670
5.250%, 06/01/2028	150,000	152,059
United Airlines Pass Through Trust, Series 2020-1, Class B 4.875%, 07/15/2027	91,200	88,344
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	136,291
4.875%, 03/03/2033	100,000	103,993
Norfolk Southern Corp. 5.050%, 08/01/2030	150,000	153,901
3.000%, 03/15/2032	100,000	89,156
	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
Canadian National Railway Co. 3.850%, 08/05/2032	$ 100,000	$ 95,326
CSX Corp. 4.100%, 11/15/2032	100,000	97,395
		2,403,000
Wholesale - Consumer Staples (0.00%)
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	100,000	100,274
		100,274
Total Corporate Bonds (cost $197,859,549)		202,510,241
Foreign Government Bonds (1.49%)
Austria (0.02%)
Oesterreichische Kontrollbank AG 4.625%, 11/03/2025	250,000	250,561
3.625%, 09/09/2027	250,000	246,247
		496,808
Canada (0.19%)
Canada Government International Bond 1.625%, 01/22/2025	250,000	241,968
0.750%, 05/19/2026	250,000	230,649
3.750%, 04/26/2028	175,000	173,553
Province of Quebec Canada 1.500%, 02/11/2025	250,000	240,993
0.600%, 07/23/2025	150,000	141,009
2.500%, 04/20/2026	100,000	96,004
2.750%, 04/12/2027	100,000	95,537
3.625%, 04/13/2028	175,000	171,558
1.350%, 05/28/2030	250,000	210,507
Province of Alberta Canada 1.000%, 05/20/2025	100,000	95,001
3.300%, 03/15/2028	250,000	241,470
1.300%, 07/22/2030	250,000	208,387
Export Development Canada 3.375%, 08/26/2025	250,000	245,644
3.875%, 02/14/2028	150,000	149,159
Province of Ontario Canada 0.625%, 01/21/2026	250,000	231,619
1.050%, 04/14/2026	250,000	232,159
2.500%, 04/27/2026	50,000	47,970
2.300%, 06/15/2026	100,000	95,305
3.100%, 05/19/2027	250,000	241,400
1.050%, 05/21/2027	100,000	90,126
1.125%, 10/07/2030	100,000	81,988
1.600%, 02/25/2031	100,000	84,067
1.800%, 10/14/2031	50,000	42,039
2.125%, 01/21/2032	50,000	42,829
Province of British Columbia Canada 0.900%, 07/20/2026	250,000	229,744
4.800%, 11/15/2028	100,000	102,755

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Canada (Cont.)
Province of Saskatchewan Canada 3.250%, 06/08/2027	$ 100,000	$ 96,857
Province of Manitoba Canada 1.500%, 10/25/2028	100,000	88,602
4.300%, 07/27/2033	50,000	49,724
		4,298,623
Chile (0.02%)
Chile Government International Bond 2.750%, 01/31/2027	250,000	236,068
3.240%, 02/06/2028	250,000	237,863
		473,931
Germany (0.25%)
Kreditanstalt fuer Wiederaufbau 1.250%, 01/31/2025	1,000,000	963,345
3.125%, 06/10/2025	1,000,000	980,168
0.375%, 07/18/2025	1,000,000	938,871
0.625%, 01/22/2026	250,000	232,193
4.625%, 08/07/2026	500,000	505,640
1.000%, 10/01/2026	250,000	230,035
3.750%, 02/15/2028	200,000	198,055
2.875%, 04/03/2028	500,000	477,846
3.875%, 06/15/2028	100,000	99,498
1.750%, 09/14/2029	250,000	222,194
4.125%, 07/15/2033	200,000	201,337
Landwirtschaftliche Rentenbank 0.875%, 03/30/2026	250,000	232,031
3.875%, 09/28/2027	250,000	248,530
0.875%, 09/03/2030	250,000	203,783
		5,733,526
Indonesia (0.05%)
Indonesia Government International Bond 4.550%, 01/11/2028	250,000	249,554
4.100%, 04/24/2028	250,000	244,949
4.750%, 02/11/2029	250,000	251,790
4.850%, 01/11/2033	250,000	254,305
		1,000,598
Israel (0.01%)
Israel Government International Bond 2.750%, 07/03/2030	250,000	220,625
		220,625
Italy (0.02%)
Republic of Italy Government International Bond 1.250%, 02/17/2026	250,000	231,088
2.875%, 10/17/2029	250,000	223,851
		454,939
	Principal amount	Value
Foreign Government Bonds (Cont.)
Japan (0.02%)
Japan Bank for International Cooperation 4.625%, 07/19/2028	$ 250,000	$ 253,553
3.250%, 07/20/2028	250,000	239,113
		492,666
Mexico (0.07%)
Mexico Government International Bond 4.150%, 03/28/2027	250,000	247,506
5.400%, 02/09/2028	250,000	255,880
4.500%, 04/22/2029	250,000	246,025
2.659%, 05/24/2031	1,000,000	845,329
		1,594,740
Panama (0.01%)
Panama Government International Bond 3.298%, 01/19/2033	250,000	197,161
		197,161
Philippines (0.03%)
Philippine Government International Bond 5.170%, 10/13/2027	250,000	254,702
3.750%, 01/14/2029	250,000	240,717
5.609%, 04/13/2033	250,000	266,915
		762,334
Poland (0.01%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	250,000	269,621
		269,621
South Korea (0.03%)
Export-Import Bank of Korea 4.250%, 09/15/2027	250,000	247,550
5.000%, 01/11/2028	250,000	254,663
5.125%, 01/11/2033	250,000	259,572
		761,785
Supranational (0.75%)
International Bank for Reconstruction & Development 1.625%, 01/15/2025	250,000	242,089
0.625%, 04/22/2025	1,000,000	950,026
0.375%, 07/28/2025	1,000,000	937,819
0.500%, 10/28/2025	250,000	233,043
3.125%, 11/20/2025	250,000	244,222
0.875%, 07/15/2026	250,000	230,339
3.125%, 06/15/2027	250,000	242,456
0.750%, 11/24/2027	250,000	220,584
1.750%, 10/23/2029	250,000	221,103
3.875%, 02/14/2030	250,000	248,298

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
0.875%, 05/14/2030	$ 250,000	$ 206,047
4.000%, 07/25/2030	250,000	249,849
1.250%, 02/10/2031	250,000	207,700
European Investment Bank 1.625%, 03/14/2025	250,000	241,252
2.750%, 08/15/2025	250,000	243,340
0.375%, 12/15/2025	250,000	231,638
0.375%, 03/26/2026	250,000	229,776
2.125%, 04/13/2026	250,000	238,681
0.750%, 10/26/2026	250,000	227,980
0.625%, 10/21/2027	250,000	220,394
3.875%, 03/15/2028	225,000	224,144
4.500%, 10/16/2028	500,000	511,558
1.625%, 10/09/2029	250,000	220,108
3.625%, 07/15/2030	250,000	244,861
1.250%, 02/14/2031	250,000	208,876
3.750%, 02/14/2033	200,000	196,401
Inter-American Development Bank 1.750%, 03/14/2025	250,000	241,455
0.875%, 04/20/2026	250,000	231,854
4.500%, 05/15/2026	250,000	251,640
1.500%, 01/13/2027	250,000	231,641
2.375%, 07/07/2027	250,000	236,378
0.625%, 09/16/2027	250,000	220,924
4.000%, 01/12/2028	250,000	249,761
1.125%, 07/20/2028	250,000	220,245
2.250%, 06/18/2029	250,000	228,707
3.500%, 09/14/2029	250,000	243,933
1.125%, 01/13/2031	500,000	412,568
Inter-American Investment Corp. 2.625%, 04/22/2025	250,000	243,206
Asian Development Bank 0.625%, 04/29/2025	250,000	237,222
2.875%, 05/06/2025	250,000	244,331
0.500%, 02/04/2026	250,000	231,240
1.000%, 04/14/2026	250,000	232,524
1.500%, 01/20/2027	250,000	231,487
1.250%, 06/09/2028	250,000	222,164
4.500%, 08/25/2028	250,000	255,248
3.125%, 09/26/2028	250,000	240,705
1.875%, 03/15/2029	250,000	225,269
1.750%, 09/19/2029	250,000	222,016
1.875%, 01/24/2030	250,000	220,977
3.125%, 04/27/2032	250,000	234,032
Council of Europe Development Bank 3.000%, 06/16/2025	250,000	244,233
0.875%, 09/22/2026	250,000	228,794
3.625%, 01/26/2028	250,000	246,203
Asian Infrastructure Investment Bank, The 3.375%, 06/29/2025	250,000	245,370
0.500%, 01/27/2026	250,000	230,972
African Development Bank 3.375%, 07/07/2025	250,000	245,738
0.875%, 03/23/2026	250,000	232,066
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
0.875%, 07/22/2026	$ 250,000	$ 229,848
4.375%, 11/03/2027	250,000	252,716
International Finance Corp. 3.625%, 09/15/2025	250,000	246,598
0.750%, 10/08/2026	250,000	228,160
0.750%, 08/27/2030	250,000	199,638
Corp. Andina de Fomento 5.250%, 11/21/2025	250,000	250,097
European Bank for Reconstruction & Development 0.500%, 11/25/2025	250,000	232,352
Nordic Investment Bank 3.375%, 09/08/2027	250,000	244,252
		17,039,148
Sweden (0.01%)
Svensk Exportkredit AB 4.000%, 07/15/2025	250,000	247,484
		247,484
Total Foreign Government Bonds (cost $33,382,354)		34,043,989
Agency Securities (d) (0.37%)
Federal Farm Credit Banks 4.500%, 08/14/2026	2,000,000	2,017,341
Federal Home Loan Banks
0.900%, 02/26/2027	250,000	225,717
0.500%, 04/14/2025	1,770,000	1,681,432
5.125%, 06/13/2025	250,000	252,083
4.000%, 06/30/2028	1,000,000	1,005,122
4.625%, 11/17/2026	500,000	507,289
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	291,395
6.250%, 07/15/2032	250,000	290,354
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	290,965
6.625%, 11/15/2030	250,000	288,169
7.250%, 05/15/2030	250,000	295,278
0.500%, 06/17/2025	1,007,000	950,408
0.750%, 10/08/2027	500,000	444,267
Total Agency Securities (cost $8,363,723)		8,539,820
U.S. Treasury Obligations (17.93%)
U.S. Treasury Bill 5.310%, 04/11/2024(e)	5,000	4,928
U.S. Treasury Notes
1.000%, 12/15/2024	2,000,000	1,928,672
1.375%, 01/31/2025	15,000,000	14,472,656
1.125%, 02/28/2025	19,500,000	18,732,949

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.625%, 02/28/2025	$ 1,000,000	$ 999,492
1.750%, 03/15/2025	2,000,000	1,932,891
3.875%, 03/31/2025	2,000,000	1,982,656
2.625%, 04/15/2025	5,000,000	4,878,320
0.375%, 04/30/2025	2,000,000	1,892,969
2.750%, 05/15/2025	5,000,000	4,882,227
2.125%, 05/15/2025	2,000,000	1,936,484
0.250%, 05/31/2025	5,000,000	4,709,570
2.875%, 06/15/2025	2,000,000	1,955,000
0.250%, 06/30/2025	2,000,000	1,878,750
3.000%, 07/15/2025	5,000,000	4,891,602
0.250%, 07/31/2025	2,000,000	1,873,281
2.875%, 07/31/2025	1,000,000	976,250
2.000%, 08/15/2025	3,000,000	2,887,383
3.125%, 08/15/2025	2,000,000	1,960,469
5.000%, 08/31/2025	3,000,000	3,028,125
0.250%, 08/31/2025	2,000,000	1,867,578
2.750%, 08/31/2025	1,000,000	973,672
3.500%, 09/15/2025	2,000,000	1,970,938
0.250%, 09/30/2025	3,000,000	2,794,453
0.250%, 10/31/2025	2,000,000	1,858,203
2.250%, 11/15/2025	2,000,000	1,926,719
4.875%, 11/30/2025	3,000,000	3,031,758
0.375%, 11/30/2025	2,000,000	1,857,813
0.375%, 12/31/2025	7,000,000	6,488,945
3.875%, 01/15/2026	2,000,000	1,985,234
0.375%, 01/31/2026	2,000,000	1,848,203
0.500%, 02/28/2026	10,000,000	9,244,141
0.750%, 03/31/2026	10,000,000	9,280,859
0.750%, 04/30/2026	10,000,000	9,254,687
0.750%, 05/31/2026	10,000,000	9,234,375
0.875%, 06/30/2026	10,000,000	9,250,781
0.625%, 07/31/2026	10,000,000	9,162,891
1.125%, 10/31/2026	5,000,000	4,616,211
1.250%, 11/30/2026	2,500,000	2,312,500
1.625%, 11/30/2026	1,000,000	935,078
1.250%, 12/31/2026	2,500,000	2,308,789
1.750%, 12/31/2026	1,000,000	937,383
1.500%, 01/31/2027	2,000,000	1,857,422
1.125%, 02/28/2027	10,000,000	9,165,234
0.625%, 03/31/2027	10,000,000	8,992,969
0.500%, 04/30/2027	10,000,000	8,932,031
2.750%, 04/30/2027	2,000,000	1,925,000
2.625%, 05/31/2027	5,000,000	4,788,672
0.375%, 09/30/2027	10,000,000	8,777,734
4.125%, 09/30/2027	2,000,000	2,014,063
2.250%, 11/15/2027	2,000,000	1,881,953
0.625%, 11/30/2027	5,000,000	4,410,547
0.625%, 12/31/2027	5,000,000	4,399,805
3.500%, 01/31/2028	5,000,000	4,925,000
0.750%, 01/31/2028	5,000,000	4,411,719
2.750%, 02/15/2028	5,000,000	4,783,398
1.250%, 03/31/2028	5,000,000	4,487,695
3.500%, 04/30/2028	5,000,000	4,924,805
2.875%, 05/15/2028	5,000,000	4,798,828
1.250%, 06/30/2028	5,000,000	4,463,281
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.875%, 08/15/2028	$ 5,000,000	$ 4,789,453
4.375%, 08/31/2028	7,000,000	7,156,406
1.250%, 09/30/2028	3,000,000	2,661,563
4.625%, 09/30/2028	2,000,000	2,066,328
4.875%, 10/31/2028	2,000,000	2,089,688
3.125%, 11/15/2028	5,000,000	4,834,961
4.375%, 11/30/2028	3,000,000	3,072,891
1.375%, 12/31/2028	4,000,000	3,552,500
2.625%, 02/15/2029	4,000,000	3,770,000
2.875%, 04/30/2029	10,000,000	9,523,047
2.375%, 05/15/2029	5,000,000	4,639,844
2.750%, 05/31/2029	5,000,000	4,725,977
2.625%, 07/31/2029	8,000,000	7,500,312
1.625%, 08/15/2029	5,000,000	4,454,102
1.750%, 11/15/2029	6,000,000	5,362,031
1.500%, 02/15/2030	15,000,000	13,086,328
4.875%, 10/31/2030	3,000,000	3,177,656
0.875%, 11/15/2030	20,000,000	16,457,812
1.625%, 05/15/2031	12,000,000	10,311,094
1.250%, 08/15/2031	8,000,000	6,631,562
1.375%, 11/15/2031	7,000,000	5,822,305
1.875%, 02/15/2032	12,000,000	10,335,937
3.875%, 08/15/2033	9,000,000	9,007,031
4.500%, 11/15/2033	3,000,000	3,156,094
Total U.S. Treasury Obligations (cost $401,282,701)		409,070,963

Long-term Municipal Bonds (0.03%)
California (0.02%)
California State Taxable Various Purpose, General Obligation Bonds 6.000%, 03/01/2033	250,000	273,708
University of California Regents Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	250,000	239,859
		513,567
Louisiana (0.01%)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp. Project 4.145%, 02/01/2033	250,000	246,075
		246,075
Total Long-term Municipal Bonds (cost $729,522)		759,642

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Shares	Value
Short-term Investments (0.56%)
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(f)	12,711,272	$ 12,711,272
Total Short-term Investments (cost $12,711,272)		12,711,272
TOTAL INVESTMENTS (99.75%) (cost $1,065,687,832)		2,275,858,098
OTHER ASSETS, NET OF LIABILITIES (0.25%)		5,783,895
NET ASSETS (100.00%)		$2,281,641,993
(a)	Non-income producing security.
(b)	Floating rate security. The rate presented is the rate in effect at December 31, 2023, and the related index and spread are shown parenthetically for each security.
(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of these securities amounted to $2,000,310 or 0.10% of net assets.
(d)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.
(e)	Discount rate at the time of purchase.
(f)	Rate shown is the 7-day yield as of December 31, 2023.
PLC	Public Limited Company
ADR	American Depositary Receipt
LLC	Limited Liability Company

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (100.03%)
U.S. Treasury Notes
1.125%, 01/15/2025	$1,707,000	$ 1,644,521
4.125%, 01/31/2025	2,500,000	2,484,570
1.375%, 01/31/2025	1,165,000	1,124,043
2.000%, 02/15/2025	3,592,000	3,486,625
1.500%, 02/15/2025	2,735,000	2,639,596
1.125%, 02/28/2025	2,395,000	2,300,790
4.625%, 02/28/2025	1,000,000	999,492
1.750%, 03/15/2025	3,502,000	3,384,491
0.500%, 03/31/2025	2,000,000	1,901,953
2.625%, 04/15/2025	3,249,000	3,169,933
3.875%, 04/30/2025	3,500,000	3,468,965
2.750%, 05/15/2025	4,000,000	3,905,781
2.125%, 05/15/2025	3,157,000	3,056,741
4.250%, 05/31/2025	3,000,000	2,989,336
2.875%, 06/15/2025	3,079,000	3,009,723
2.750%, 06/30/2025	3,259,000	3,179,562
4.625%, 06/30/2025	3,250,000	3,258,252
3.000%, 07/15/2025	4,550,000	4,451,357
4.750%, 07/31/2025	1,500,000	1,507,031
3.125%, 08/15/2025	5,440,000	5,332,475
2.000%, 08/15/2025	4,699,000	4,522,604
5.000%, 08/31/2025	2,000,000	2,018,750
0.250%, 09/30/2025	4,500,000	4,191,680
5.000%, 09/30/2025	4,000,000	4,041,562
4.250%, 10/15/2025	4,000,000	3,993,281
5.000%, 10/31/2025	3,350,000	3,388,865
0.250%, 10/31/2025	1,000,000	929,102
2.250%, 11/15/2025	4,500,000	4,335,117
4.500%, 11/15/2025	3,500,000	3,512,441
4.875%, 11/30/2025	4,000,000	4,042,344
4.000%, 12/15/2025	1,500,000	1,492,324
2.625%, 12/31/2025	4,409,000	4,273,630
4.250%, 12/31/2025	2,000,000	2,000,078
0.375%, 12/31/2025	1,000,000	926,992
3.875%, 01/15/2026	1,000,000	992,617
2.625%, 01/31/2026	2,000,000	1,937,578
1.625%, 02/15/2026	6,000,000	5,687,344
4.000%, 02/15/2026	1,000,000	995,703
0.500%, 02/28/2026	700,000	647,090
4.625%, 03/15/2026	2,000,000	2,017,891
2.250%, 03/31/2026	4,700,000	4,510,164
3.750%, 04/15/2026	2,000,000	1,982,031
2.375%, 04/30/2026	1,000,000	961,367
3.625%, 05/15/2026	5,000,000	4,943,555
1.625%, 05/15/2026	5,000,000	4,719,336
4.125%, 06/15/2026	2,000,000	2,000,234
1.875%, 06/30/2026	4,500,000	4,269,023
4.500%, 07/15/2026	4,000,000	4,038,594
1.875%, 07/31/2026	4,638,000	4,389,070
4.375%, 08/15/2026	1,000,000	1,007,109
0.750%, 08/31/2026	3,712,000	3,404,745
1.375%, 08/31/2026	2,000,000	1,865,234
4.625%, 09/15/2026	2,300,000	2,332,973
0.875%, 09/30/2026	3,500,000	3,216,172
1.625%, 09/30/2026	1,314,000	1,232,542
4.625%, 10/15/2026	4,500,000	4,568,906
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.625%, 10/31/2026	$3,775,000	$ 3,535,966
1.125%, 10/31/2026	3,357,000	3,099,324
4.625%, 11/15/2026	4,000,000	4,065,000
1.250%, 11/30/2026	5,485,000	5,073,625
4.375%, 12/15/2026	750,000	757,676
1.250%, 12/31/2026	3,580,000	3,306,186
1.500%, 01/31/2027	4,596,000	4,268,356
1.875%, 02/28/2027	3,222,000	3,022,135
2.500%, 03/31/2027	4,611,000	4,409,629
2.750%, 04/30/2027	3,426,000	3,297,525
2.625%, 05/31/2027	3,792,000	3,631,729
3.250%, 06/30/2027	4,500,000	4,400,332
2.750%, 07/31/2027	3,500,000	3,361,914
3.125%, 08/31/2027	6,000,000	5,835,234
4.125%, 09/30/2027	4,212,000	4,241,616
4.125%, 10/31/2027	5,000,000	5,035,156
3.875%, 11/30/2027	6,000,000	5,991,797
3.875%, 12/31/2027	4,650,000	4,646,004
3.500%, 01/31/2028	6,600,000	6,501,000
4.000%, 02/29/2028	6,250,000	6,275,635
3.625%, 03/31/2028	5,000,000	4,949,609
3.500%, 04/30/2028	5,000,000	4,924,805
2.875%, 05/15/2028	5,000,000	4,798,828
3.625%, 05/31/2028	6,000,000	5,941,641
4.000%, 06/30/2028	4,750,000	4,776,719
4.125%, 07/31/2028	4,500,000	4,550,625
2.875%, 08/15/2028	3,500,000	3,352,617
4.375%, 08/31/2028	6,000,000	6,134,063
4.625%, 09/30/2028	5,000,000	5,165,820
4.875%, 10/31/2028	6,000,000	6,269,063
1.375%, 10/31/2028	3,250,000	2,895,674
4.375%, 11/30/2028	4,000,000	4,097,188
1.500%, 11/30/2028	2,750,000	2,461,895
3.750%, 12/31/2028	4,000,000	3,985,625
Total U.S. Treasury Obligations (cost $318,543,592)		311,743,296
	Shares	Value
Short-term Investments (0.66%)
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(a)	2,051,561	2,051,561
Total Short-term Investments (cost $2,051,561)		2,051,561
TOTAL INVESTMENTS (100.69%) (cost $320,595,153)		313,794,857
OTHER LIABILITIES, NET OF ASSETS (-0.69%)		(2,145,903)
NET ASSETS (100.00%)		$311,648,954
(a)	Rate shown is the 7-day yield as of December 31, 2023.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (97.34%)
Alabama (2.20%)
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	$ 600,000	$ 600,060
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	219,593
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	644,261
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	974,763
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	666,157
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2028	2,165,000	2,196,067
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	1,006,268
Alabama Federal Aid Highway Finance Authority Revenue Bonds (Prerefunded to 09-01-2024 @ 100)(a)	4.000%	09/01/2032	1,000,000	1,005,446
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	225,179
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	321,875
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,134,938
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2037	270,000	277,617
Black Belt Energy Gas District Revenue Bonds, Series C-1(b)	5.250%	02/01/2053	1,000,000	1,067,847
Black Belt Energy Gas District Revenue Bonds, Series B(c)	5.250%	12/01/2053	2,000,000	2,176,110
				12,516,181
Alaska (1.50%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,106,889
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,061,400
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,413,583
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,108,493
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,463,721
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,143,532
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,225,918
				8,523,536
Arizona (1.42%)
Maricopa County Union High School District No. 210 Phoenix, General Obligation Bonds, Series A	4.000%	07/01/2024	1,165,000	1,165,811
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	1,992,707
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2026	555,000	555,779
Maricopa County Unified School District No. 93 Cave Creek, Arizona, General Obligation Bonds, Project of 2014, Series A	4.000%	07/01/2027	1,100,000	1,119,282
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2027	400,000	400,562
Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series A	4.000%	12/01/2033	2,000,000	2,023,796
Kyrene Elementary School District No. 28, General Obligation Bonds, Series C	5.000%	07/01/2034	710,000	825,331
				8,083,268
Arkansas (1.50%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,011,620
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(a)	5.000%	11/01/2028	365,000	371,430
Rogers School District No. 30, General Obligation Refunding Bonds	3.125%	02/01/2030	2,880,000	2,880,019
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(a)	5.000%	11/01/2030	785,000	798,829
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	1,500,000	1,457,943
				8,519,841
California (5.00%)
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2025	225,000	227,782
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2027	1,080,000	1,092,578
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,011,536
Newark Unified School District, General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	750,000	754,653

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
California (Cont.)
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	$ 1,565,000	$ 1,583,013
Campbell Union High School District, General Obligation Refunding Bonds	3.250%	08/01/2029	1,965,000	1,971,440
City of La Mesa, California, General Obligation Refunding Bonds	3.500%	08/01/2029	1,190,000	1,208,937
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,742,028
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,861,919
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	558,565
Marin Community College District, General Obligation Bonds, Election of 2016, Series A (Prerefunded to 08-01-2026 @ 100)(a)	4.000%	08/01/2030	1,095,000	1,142,135
Sonoma County Junior College District, General Obligation Bonds, Election of 2014, Series A	4.000%	08/01/2030	1,600,000	1,659,468
Sequoia Union High School District, General Obligation Bonds, Election of 2014	3.000%	07/01/2031	2,000,000	2,008,939
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	413,269
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	751,628
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	515,880
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2032	510,000	536,565
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	600,000	630,707
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Series A	5.000%	10/01/2033	1,000,000	1,094,139
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	208,605
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,100,581
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	294,072
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	980,239
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	368,843
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	564,741
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	957,777
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	414,928
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	709,953
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	517,466
Mountain View-Whisman School District, General Obligation Bonds, Series B	4.000%	09/01/2038	500,000	526,764
				28,409,150
Colorado (2.36%)
El Paso County School District No. 20 Academy, General Obligation Refunding Bonds	4.000%	12/15/2025	1,000,000	1,011,449
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	2,999,688
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	481,032
Gunnison Watershed School District No. RE-1J, General Obligation Refunding Bonds, Series A (Prerefunded to 12-01-2024 @ 100)(a)	4.000%	12/01/2031	1,000,000	1,010,136
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	1,805,000	1,908,021
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	3,500,000	3,705,833
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,029,180
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	726,332
Gunnison Watershed School District No. Re 1J, General Obligation Bonds	5.000%	12/01/2038	450,000	520,922
				13,392,593
Connecticut (0.98%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(d)	2.000%	07/01/2042	5,700,000	5,547,218
District of Columbia (0.79%)
District of Columbia, General Obligation Bonds, Series A	5.000%	06/01/2034	1,500,000	1,538,468
District of Columbia G.O. Unlimited Bonds, Series C	5.000%	06/01/2038	1,500,000	1,512,117
District of Columbia Revenue Bonds, Series A	5.000%	07/01/2039	1,250,000	1,444,898
				4,495,483

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Florida (2.34%)
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	$ 2,100,000	$ 2,175,521
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	511,973
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	4.000%	09/01/2032	540,000	564,040
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	5,096,153
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	535,311
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	818,054
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	584,243
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	815,839
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	986,616
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,170,718
				13,258,468
Georgia (0.57%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	863,534
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	244,134
Coweta County Public Facilities Authority Revenue Bonds	5.000%	09/01/2035	550,000	654,345
Georgia Ports Authority Revenue Bonds	5.250%	07/01/2039	1,250,000	1,467,946
				3,229,959
Idaho (1.12%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	2,982,158
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	465,254
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	536,494
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	186,490
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	414,480
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	261,565
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	264,148
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	271,837
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	287,672
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	180,597
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	205,657
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	285,937
				6,342,289
Illinois (4.23%)
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,470,758
Chicago Wastewater Transmission Second Lien Revenue Bonds	5.000%	01/01/2033	1,000,000	1,000,732
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	768,706
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	993,393
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,668,325
Chicago Midway International Airport Revenue Refunding Bonds, Series B	5.000%	01/01/2035	2,000,000	2,002,166
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	958,205
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,078,442
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2038	1,000,000	1,004,770
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	1,001,537
Illinois State Finance Authority Advocate Health Variable Revenue Bonds, Subseries C-1(e)	4.600%	11/01/2038	5,550,000	5,550,000
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center	5.000%	11/15/2038	2,000,000	2,014,896
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B(a)	5.000%	01/01/2039	1,000,000	1,004,770
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,118,221
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,363,230
				23,998,151

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Indiana (3.44%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	$ 1,205,000	$ 1,161,229
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.000%	07/15/2027	1,190,000	1,213,187
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	513,881
Warsaw Multi-School Building Corporation Revenue Bonds	4.000%	07/15/2028	1,000,000	1,026,944
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	224,040
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,129,740
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	763,324
Munster School Building Corporation Revenue Bonds	3.375%	01/15/2031	1,095,000	1,117,459
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	629,804
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	888,263
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,437,205
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	365,972
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	651,449
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	917,874
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	666,845
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2036	700,000	757,435
Indiana State Finance Authority Revolving Revenue Refunding Bonds, Green Bonds	5.000%	02/01/2039	1,000,000	1,151,217
Tippecanoe Valley Akron School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,000,000	1,115,008
Indiana Finance Authority Revenue Refunding Bonds	4.000%	10/01/2039	1,750,000	1,810,446
				19,541,322
Iowa (1.30%)
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,610,161
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,001,943
City of Cedar Rapids Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	943,000
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,051,225
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,749,147
				7,355,476
Kansas (2.31%)
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(a)	3.000%	09/01/2026	2,740,000	2,741,076
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(a)	3.000%	09/01/2027	1,490,000	1,490,585
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	1,001,418
Johnson County Water District No. 1 Revenue Refunding Bonds, Series A	3.000%	01/01/2032	2,500,000	2,498,090
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,377,253
				13,108,422
Kentucky (3.42%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,614
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,746,437
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,046,159
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,822,052
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,086,724
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,640,666
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	1,884,076
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,403,015
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,583,424
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	3,006,012
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,110,472
				19,439,651

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Louisiana (0.64%)
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	$ 1,500,000	$ 1,672,069
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,046,011
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	923,901
				3,641,981
Maryland (0.73%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,147,488
City of Baltimore Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,179,307
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,805,912
				4,132,707
Massachusetts (0.92%)
Town of Swampscott, Massachusetts, General Obligation Bonds	3.000%	03/01/2034	1,000,000	1,002,264
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,467,302
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,048,192
Commonwealth of Massachusetts General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,727,395
				5,245,153
Michigan (4.58%)
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(a)	5.000%	05/01/2027	1,000,000	1,006,544
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	509,684
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(a)	5.000%	05/01/2027	1,005,000	1,034,483
Michigan State Finance Authority Senior Lien Revenue Bonds, Great Lakes Water	5.000%	07/01/2027	1,650,000	1,661,836
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(a)	5.000%	05/01/2028	765,000	770,006
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	305,927
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(a)	5.000%	05/01/2028	600,000	617,602
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	717,671
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,127,479
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	629,545
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2033	630,000	663,057
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	705,185
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2035	400,000	420,692
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,843,133
Great Lakes Water Authority Water Supply System Revenue Bonds, Series A	5.000%	07/01/2035	750,000	883,856
Van Buren Public Schools, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,036,084
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,794,866
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	906,121
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,601,711
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,141,580
Fowlerville Community Schools, General Obligation Refunding Bonds	4.000%	05/01/2038	1,470,000	1,530,227
Portage Public Schools, General Obligation Bonds	3.000%	11/01/2038	1,000,000	906,962
Lake Orion Community School District, General Obligation Bonds	4.000%	05/01/2039	1,000,000	1,036,279
Michigan State Building Authority Revenue Bonds, Series I	5.000%	10/15/2039	1,000,000	1,142,769
				25,993,299
Minnesota (3.72%)
Shakopee Independent School District No. 720, General Obligation Bonds, Series A(a)	3.250%	02/01/2026	3,860,000	3,859,963
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,252,498
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,521,813

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Minnesota (Cont.)
University of Minnesota Revenue Bonds, Series B	4.000%	01/01/2033	$ 2,230,000	$ 2,230,920
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	567,506
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,265,982
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	989,692
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,900,551
Jordan Independent School District No. 717 General Obligation Bonds, Series A	4.000%	02/01/2041	1,500,000	1,538,583
				21,127,508
Mississippi (0.95%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,007,518
Mississippi Development Bank Revenue Bonds (Prerefunded to 12-01-2025 @ 100)(a)	4.250%	12/01/2028	2,305,000	2,374,593
				5,382,111
Missouri (3.61%)
Missouri State Highway & Transportation Commission Road Revenue Bonds, State Appropriations Mega Project	5.000%	05/01/2025	5,400,000	5,552,707
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2027	465,000	465,976
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2028	400,000	400,823
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2029	425,000	425,723
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,015,972
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,540,085
St. Charles County School District No. R-IV Wentzville, General Obligation Refunding Bonds	4.000%	03/01/2034	3,000,000	3,104,782
Jackson County School District No. R-5 Grain Valley, General Obligation Bonds, Series A	5.000%	03/01/2035	2,000,000	2,157,431
City of Columbia Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,488,560
Jackson County Reorganized School District No. 7, General Obligation Bonds	5.000%	03/01/2036	1,000,000	1,002,999
Nixa Public Schools General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,315,536
				20,470,594
Montana (3.07%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	866,559
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	1,010,784
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,051,951
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,074,620
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	544,123
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	4.500%	07/01/2033	560,000	600,141
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	539,298
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	799,794
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2034	565,000	591,604
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,067,398
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	946,338
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	883,508
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	797,561
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,132,199
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,489,233
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	609,488
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	450,132
				17,454,731
Nebraska (1.48%)
Gretna Public Schools, General Obligation Refunding Bonds	3.000%	12/15/2024	145,000	144,890
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	183,584
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	155,543
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(a)	5.000%	12/15/2028	250,000	261,241
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	258,426

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Nebraska (Cont.)
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(a)	5.000%	12/15/2029	$ 260,000	$ 271,691
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	335,017
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(a)	5.000%	12/15/2030	700,000	713,912
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(a)	5.000%	12/15/2032	565,000	576,229
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,101,293
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	509,858
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2035	1,140,000	1,126,792
Omaha Public Power District Revenue Bonds, Series A	5.000%	02/01/2036	750,000	883,149
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	1,002,373
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	873,509
				8,397,507
Nevada (1.31%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,112,151
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	2,045,189
Clark County School District, General Obligation Bonds, Series A	5.000%	06/15/2039	2,000,000	2,264,061
				7,421,401
New Jersey (1.13%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,357,979
Livingston Township School District, General Obligation Refunding Bonds	4.000%	07/15/2029	1,000,000	1,017,666
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,042,601
				6,418,246
New Mexico (3.47%)
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.250%	08/15/2024	1,050,000	1,041,662
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,235,033
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,162
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,565
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.250%	08/01/2027	900,000	907,904
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,519,929
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,618
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	909,247
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.125%	08/01/2028	1,515,000	1,521,861
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,649
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	3,075,000	3,131,883
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,031,098
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,982,553
City of Albuquerque Gross Receipts Tax Revenue Bonds, Series B	5.000%	07/01/2035	1,000,000	1,189,362
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,855,397
				19,727,923
New York (2.23%)
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	878,963
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,052,632
New York City Water & Sewer System Revenue Bonds, Series DD	5.000%	06/15/2035	2,500,000	2,510,158
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,814,116
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B1	5.000%	11/01/2036	1,500,000	1,504,054
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	5.000%	02/01/2039	1,060,000	1,064,818
New York State Housing Finance Agency Variable Revenue Bonds, Series J(f)	1.100%	11/01/2061	2,000,000	1,825,290
New York State Housing Finance Agency Variable Revenue Bonds(g)	3.800%	11/01/2062	1,000,000	1,003,615
				12,653,646

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
North Carolina (1.60%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	$ 1,210,000	$ 1,210,314
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	719,147
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	272,185
County of Union, North Carolina, Enterprise System Revenue Bonds	3.000%	06/01/2031	2,850,000	2,799,405
County of Forsyth, North Carolina, General Obligation Bonds, Series B	3.000%	03/01/2032	1,000,000	997,682
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2033	750,000	850,986
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,131,403
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,119,020
				9,100,142
North Dakota (1.47%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	845,186
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	835,278
Bismarck Public School District No. 1, General Obligation Bonds	3.125%	05/01/2030	1,695,000	1,705,462
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,016,960
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,059,028
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,346,560
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,537,931
				8,346,405
Ohio (3.23%)
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	190,017
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2026	355,000	357,537
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,246
Perrysburg Exempted Village School District, General Obligation Bonds (Prerefunded to 12-01-2024 @ 100)(a)	4.000%	12/01/2027	1,250,000	1,262,107
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2030	235,000	246,876
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2030	750,000	772,445
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,286
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2031	220,000	230,480
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	359,518
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	229,661
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	320,166
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,795,916
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	384,135
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	385,367
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	238,479
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	529,721
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	408,575
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	836,184
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,187,268
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,021,613
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	528,247
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	887,595
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,894,985
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2035	500,000	525,369
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	497,973
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,042,550
Ohio Water Development Authority Revenue Bonds, Series A	5.000%	12/01/2039	1,470,000	1,662,893
				18,336,209
Oklahoma (1.64%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,000,384
Grand River Dam Authority Revenue Bonds, Series A	5.000%	06/01/2031	1,835,000	1,844,631

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Oklahoma (Cont.)
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	$ 1,500,000	$ 1,630,755
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,814,697
				9,290,467
Oregon (0.97%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	152,736
Clackamas County School District No. 12 North Clackamas, General Obligation Refunding Bonds (Prerefunded to 06-15-2024 @ 100)(a)	5.000%	06/15/2028	2,500,000	2,522,705
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,812,824
				5,488,265
Pennsylvania (1.84%)
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2028	340,000	352,440
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	315,808
West View Municipal Authority Water Revenue Bonds (Prerefunded to 11-15-2024 @ 100)(a)	5.000%	11/15/2031	1,365,000	1,388,995
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,501,988
Pennsylvania Housing Finance Agency Revenue Bonds, Series 138A	2.700%	04/01/2033	1,500,000	1,405,358
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	391,509
Twin Valley School District, General Obligation Bonds, Series B	3.000%	04/01/2034	1,300,000	1,242,059
Delaware River Port Authority Revenue Bonds	5.000%	01/01/2037	1,000,000	1,002,627
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2037	770,000	711,047
Southeastern Pennsylvania Transportation Authority Revenue Bonds	5.000%	06/01/2038	1,000,000	1,150,305
				10,462,136
Rhode Island (0.12%)
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	696,967
South Carolina (0.74%)
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	377,853
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,145
City of Columbia Waterworks & Sewer System Revenue Refunding Bonds, Series B	4.000%	02/01/2029	1,045,000	1,084,871
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,144
City of Columbia Waterworks & Sewer System Revenue Bonds, Series A	3.000%	02/01/2035	1,750,000	1,677,226
				4,195,239
Tennessee (0.90%)
City of Knoxville Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,169,115
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	839,794
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue Bonds	5.000%	09/01/2031	1,065,000	1,074,915
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	1,105,000	1,074,034
City of Memphis Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	953,579
				5,111,437
Texas (6.49%)
Eanes Independent School District, General Obligation Bonds, Series A	3.500%	08/01/2026	1,670,000	1,676,535
University of North Texas Revenue Refunding Bonds, Series A	5.000%	04/15/2027	1,000,000	1,023,434
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	989,982
State of Texas, General Obligation Refunding Bonds, Series B	2.250%	08/01/2032	750,000	679,549
Lake Travis Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,036,253
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	219,274
North Texas Tollway Authority Revenue Refunding Bonds, Series B	5.000%	01/01/2034	1,220,000	1,243,085
San Antonio Electric & Gas Junior Lien Revenue Bonds	5.000%	02/01/2034	2,500,000	2,503,384
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	292,363
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	208,196
Klein Independent School District, General Obligation Bonds	5.000%	08/01/2035	1,000,000	1,186,161

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Texas (Cont.)
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	$ 1,000,000	$ 1,183,323
Texas State Transportation Commission Mobility Fund, General Obligation Refunding Bonds	4.000%	10/01/2035	2,655,000	2,686,051
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,884,479
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,175,485
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	337,354
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,185,877
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	1,013,638
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,121,828
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,031,648
City of Cedar Park, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,130,090
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,169,745
City of Sugar Land, General Obligation Bonds	5.000%	02/15/2038	635,000	707,184
Sanger Independent School District, General Obligation Bonds	4.000%	08/15/2038	1,250,000	1,300,167
Aubrey Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,126,814
City of Pflugerville, General Obligation Bonds	4.000%	08/01/2039	1,580,000	1,642,249
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,163,479
Smith County, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,140,920
Houston Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,735,251
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	2,017,332
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(h)	5.000%	11/15/2052	1,000,000	1,038,804
				36,849,934
Utah (1.24%)
Snyderville Basin Special Recreation District, General Obligation Bonds, Series A	3.000%	12/15/2025	1,260,000	1,261,426
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,590,291
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	881,000
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2034	1,000,000	1,038,759
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,253,197
				7,024,673
Vermont (0.60%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	195,408
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	211,749
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	283,792
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	456,293
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	293,828
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	482,322
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2036	910,000	1,003,677
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2037	440,000	482,485
				3,409,554
Virginia (1.50%)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,771
City of Danville, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,691,860
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2(i)	3.900%	07/01/2055	5,575,000	5,590,512
				8,488,143
Washington (6.01%)
City of Spokane, Washington, General Obligation Bonds	3.000%	12/01/2025	1,295,000	1,296,461
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	1,000,000	1,011,637
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,108,706
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,075,688
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	353,520
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,002,541
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	3.125%	12/01/2029	2,000,000	2,015,995

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Washington (Cont.)
Clark County Public Utility District No. 1 Revenue Refunding Bonds(a)	5.000%	01/01/2030	$ 985,000	$ 985,000
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,158,780
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,105,267
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,177,456
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	5,100,603
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	870,366
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,071,354
City of Shoreline, Washington, General Obligation Refunding Bonds	4.000%	12/01/2034	1,000,000	1,091,524
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	528,059
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,106,102
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	690,935
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	532,465
Seattle Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	1,002,481
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2037	800,000	831,023
				34,115,963
West Virginia (0.07%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	256,910
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	122,742
				379,652
Wisconsin (6.60%)
Milwaukee Metropolitan Sewerage District, General Obligation Refunding Bonds, Series C	2.500%	10/01/2024	2,000,000	1,985,769
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(a)	4.000%	04/01/2027	340,000	340,868
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(a)	4.000%	04/01/2028	275,000	275,702
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(a)	4.000%	04/01/2029	400,000	401,021
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2029	1,000,000	1,011,365
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,598,486
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2030	2,000,000	2,024,530
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	811,807
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,166,226
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,405,002
Burlington Area School District, General Obligation Bonds	3.125%	04/01/2031	1,000,000	1,001,756
D. C. Everest Area School District, General Obligation Bonds	3.375%	04/01/2031	3,900,000	3,933,127
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	841,407
Western Technical College District, General Obligation Bonds, Series C	4.000%	04/01/2031	1,000,000	1,054,167
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	311,546
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2031	2,200,000	2,226,983
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,118,307
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,416,931
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,505,156
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,234,969
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	699,800
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,430,418
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,352,527
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,460,385
Platteville School District, General Obligation Refunding Bonds	4.000%	03/01/2038	775,000	799,421
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,036,016

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Wisconsin (Cont.)
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	$ 1,000,000	$ 1,023,056
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	1,000,000	1,024,910
				37,491,658
Total Long-term Municipal Bond (cost $554,394,976)				552,614,659
	Shares	Value
Short-term Investments (1.77%)
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(j)	10,064,445	10,064,445
Total Short-term Investments (cost $10,064,445)		10,064,445
TOTAL INVESTMENTS (99.11%) (cost $564,459,421)		562,679,104
OTHER ASSETS, NET OF LIABILITIES (0.89%)		5,078,156
NET ASSETS (100.00%)		$567,757,260
(a)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(b)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(c)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(e)	Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(f)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(g)	Rate shown is fixed until mandatory tender date of May 1, 2029.
(h)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(i)	Rate shown is fixed until mandatory tender date of July 1, 2025.
(j)	Rate shown is the 7-day yield as of December 31, 2023.